As filed with the Securities and Exchange Commission on December 30, 1997
                                                              File Nos. 33-69686
                                                                        811-8064



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 26
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 27


                             THE MONTGOMERY FUNDS II
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 (415) 572-3863
              (Registrant's Telephone Number, Including Area Code)

                      Greg M. Siemons, Assistant Secretary
                              101 California Street
                         San Francisco, California 94104
                     (Name and Address of Agent for Service)
                            -------------------------

                          It is proposed that this filing will become effective:
                  ____    immediately upon filing pursuant to Rule 485(b)
                  __X_    on December 31, 1997 pursuant to Rule 485(b)
                  ____    60 days after filing pursuant to Rule 485(a)(1)
                  ____    75 days after filing pursuant to Rule 485(a)(2)
                  ____    on ____________ pursuant to Rule 485(a)


                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104
                                 (415) 835-1600

                             THE MONTGOMERY FUNDS II

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

         Facing Sheet

         Contents of Registration Statement


         Cross-Reference Sheet for Combined  Prospectus for Class A, Class B and
                  Class C shares of Montgomery Global Long-Short Fund and Montgomery Emerging Markets Focus Fund

         Cross-Reference Sheet for Combined Statement of Additional Information for Class A, Class B and Class C shares of Montgomery Global Long-Short Fund and Montgomery Emerging Markets Focus Fund

         Part A - Combined Prospectus for Class A, Class B and Class C shares of Montgomery Global Long-Short Fund and Montgomery Emerging Markets Focus Fund

         Part B  -  Combined  Statement of Additional  Information  for Class A,
                  Class B and Class C shares of Montgomery Global Long-Short Fund and Montgomery Emerging Markets Focus Fund


         Part C -    Other Information

         Signature Page

         Exhibits

                                            THE MONTGOMERY FUNDS II

                                             CROSS REFERENCE SHEET

                                                   FORM N-1A


                                  Part A: Information Required in Prospectus
                                    (Combined Prospectus for Each Class of
                                     Montgomery Global Long-Short Fund and
                                    Montgomery Emerging Markets Focus Fund)



                                               Location in the
N-1A                                           Registration Statement
Item No. Item                                  by Heading
-------------                                  ----------
1.          Cover Page                         Cover Page

2.          Synopsis                           "Summary of Key Information," "Fees and Expenses of the Funds"


3.          Condensed Financial                Not Applicable
            Information


4.          General Description                Cover Page, ASummary of Key Information," "The Funds'
                                               Investment Objectives and Policies," "Portfolio Securities,"
                                               "Other Investment Practices," "Risk Considerations" and
                                               "General Information"

5.          Management of                      "The Funds' Investment Objectives and Policies,"
            the Fund                           "Management of the Funds" and
                                               "How to Invest in the Funds"

5A.         Management's Discussion            Not Applicable
            of Fund Performance



6.          Capital Stock and                  "Selecting the Correct Class of Shares," "Dividends and Other
            Securities                         and Distributions," "Taxation" and "General
                                               Information"


7.          Purchase of Securities             "How to Invest in the Funds,"
            Being Offered                      "How Net Asset Value is Determined,"
                                               "General Information" and
                                               "Backup Withholding Instructions"

8.          Redemption or                      "How to Redeem an Investment in the Funds" and
            Repurchase                         "General Information"

9.          Pending Legal                      Not Applicable
            Proceedings


                                        PART B: Information Required in
                                      Statement of Additional Information
                               (Combined Statement of Additional Information for
                                     Montgomery Global Long-Short Fund and
                                    Montgomery Emerging Markets Focus Fund)



                                               Location in the
N-1A                                           Registration Statement
Item No. Item                                  Heading
-------------                                  -------
10.         Cover Page                         Cover Page

11.         Table of Contents                  Table of Contents

12.         General Information                "The Trust" and "General Information"
            and History


13.         Investment Objectives              "Investment Objectives and Policies of the Funds," "Risk
                                               Factors" and "Investment Restrictions"


14.         Management of the                  "Trustees and Officers"
            Registrant

15.         Control Persons and                "Trustees and Officers" and
            Principal Holders of               "General Information"
            Securities

16.         Investment Advisory                "Investment Management and Other Services"
            and Other Services

17.         Brokerage Allocation               "Execution of Portfolio Transactions"

18.         Capital Stock and                  "The Trust" and "General Information"
            Other Securities

19.         Purchase, Redemption               "Additional Purchase and Redemption Information"
            and Pricing of                     and "Determination of Net Asset Value"
            Securities Being
            Offered

20.         Tax Status                         "Distributions and Tax Information"

21.         Underwriters                       "Principal Underwriter"

22.         Calculation of                     "Performance Information"
            Performance Data

23.         Financial Statements               "Financial Statements"

      ---------------------------------------------------------------------

                                     PART A

                 COMBINED PROSPECTUS FOR CLASS A, B and C SHARES

                        MONTGOMERY GLOBAL LONG-SHORT FUND
                     MONTGOMERY EMERGING MARKETS FOCUS FUND


      ---------------------------------------------------------------------

THE MONTGOMERY PARTNERS SERIES
101 California Street
San Francisco, California 94111
(800) OWL-8758 (695-8758)
Invest wisely. (SM)

Prospectus

December 31, 1997

Montgomery Global Long-Short Fund

Montgomery Emerging Markets Focus Fund

Class A, Class B and Class C shares of these Funds are offered in this prospectus.

This prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. Please read it and retain it for future reference. A Statement of Additional Information dated December 31, 1997, as may be revised, has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated by this reference and is available without charge by calling your financial consultant or (800) OWL-8758 (695-8758). If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling (800) OWL-8758 (695-8758).

Each Fund is a separate series of The Montgomery Funds II, an openend management investment company. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding The Montgomery Funds II.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Summary of Key Information                                 2
Fees and Expenses of the Funds                             3
The Funds' Investment Objectives and Policies              5
Selecting the Correct Class of Shares                      6
Sales Charge Reductions and Waivers                        8
How to Invest in the Funds                                 9
How to Redeem an Investment in the Funds                  11
Exchange Privileges and Restrictions                      13
Portfolio Securities                                      14
Other Investment Practices                                15
Risk Considerations                                       18
Management of the Funds                                   20
How Net Asset Value Is Determined                         23
Dividends and Distributions                               23
Taxation                                                  24
General Information                                       25
Backup Withholding Instructions                           26
Glossary                                                  27

Summary of Key Information

What is offered in this prospectus?

Class A, Class B and Class C shares of the following funds (the "Funds") are offered in this prospectus:

         Montgomery Global Long-Short Fund (the "Long-Short Fund")
         Montgomery Emerging Markets Focus Fund (the "Emerging Markets Fund")


What is each Fund's investment objective?

Each Fund seeks capital appreciation.


What is each Fund's strategy?

The Long-Short Fund normally seeks to achieve its objective by investing at least 65% of its total assets in long and short positions in equity securities of publicly traded companies of any size worldwide.

The Emerging Markets Fund normally seeks to achieve its objective by investing at least 65% of its total assets in equity securities of between three and ten emerging markets countries. See "The Funds' Investment Objectives and Policies."


What is special about the Funds?


The Long-Short Fund uses sophisticated investment approaches that may present substantially higher risks than most mutual funds. It may invest a larger percentage of its assets in transactions using margin, leverage, short sales and other forms of volatile financial derivatives such as options and futures. As a result, the value of an investment in this Fund may be more volatile than investments in other mutual funds. This Fund may not be an appropriate investment for conservative investors.


The Emerging Markets Fund will invest a larger percentage of its assets in fewer countries (three to ten) than other general emerging markets mutual funds. As a result, the value of an investment in this Fund may be more volatile and subject to higher risks than investments in other foreign stock mutual funds.

You should read this prospectus carefully and discuss your investment with your financial consultant before investing. Like all mutual funds, there can be no assurance that a Fund's investment objective will be attained. See "Risk Considerations."


Who manages the Funds?

Each Fund is managed by Montgomery Asset Management, LLC (the "Manager"), a subsidiary of Commerzbank AG. Commerzbank and its affiliates have worldwide investment management operations and expertise. To benefit from these resources, the Manager may consult with or rely on its affiliated investment advisory organizations for research and other investment advice deemed useful by the Manager. See "Management of the Funds."


How do you invest in the Funds?

The Funds' shares are sold primarily through financial intermediaries and financial professionals. Certain classes of shares may be subject to a front-end sales charge, a back-end contingent deferred sales charge and/or Rule 12b-1 fees as described in this prospectus. In general, the minimum initial investment in each Fund is $2,000 (including IRAs), and subsequent investments must be at least $500. The Manager or the Distributor, under any circumstances that either deems appropriate, may waive these minimums. See "Sales Charge Reductions and Waivers" and "How to Invest in the Funds."


Which class of shares is best for you?

Each class has different expenses and sales charges. You should carefully review "Fees and Expenses of the Funds" with your financial consultant. The alternative purchase arrangements permit you to choose the method of buying shares that is most beneficial to you given the amount of the purchase, the length of time you expect to hold the shares and other circumstances. You should consider whether, during the anticipated term of your investment, the accumulated continuing distribution and service fees and contingent deferred sales charges of one class would be more than the initial sales charge and accumulated continuing distribution and service fees of another class of shares purchased at the same time. See "Selecting the Correct Class of Shares" and "Sales Charge Reductions and Waivers."

Fees and Expenses of the Funds

Shareholder Transaction Expenses for the Funds

An investor would pay, either directly or indirectly, the following charges when buying or redeeming shares of a Fund:

------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:                          CLASS A         CLASS B(a)      CLASS C
(FOR EACH FUND)
------------------------------------------------------------------------------------------------------------
Maximum sales charge on purchases                          5.50%(b)        None            None
(as a percentage of offering price)
------------------------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                       None            None            None
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge                              None(c)         5.00%(d)        1.00%(e)
(as a percentage of redemption proceeds)
------------------------------------------------------------------------------------------------------------
Redemption fee(f)                                          None(g)         None            None
------------------------------------------------------------------------------------------------------------
Exchange fee                                               None            None            None
------------------------------------------------------------------------------------------------------------


Annual Portfolio Operating Expenses (as a percentage of average net assets)

------------------------------------------------------------------------------------------------------------
MONTGOMERY GLOBAL LONG-SHORT FUND                          CLASS A         CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------
Management fee(h)                                          1.50%           1.50%           1.50%
------------------------------------------------------------------------------------------------------------
Other expenses (after reimbursement)(h)                    0.85%           0.85%           0.85%
------------------------------------------------------------------------------------------------------------
     Shareholder servicing fee of 0.25% included
------------------------------------------------------------------------------------------------------------
Sub-total operating expenses                               2.35%           2.35%           2.35%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
12b-1 distribution fee                                     None            0.75%           0.75%
------------------------------------------------------------------------------------------------------------
Total fund operating expenses (after reimbursement) (h)    2.35%           3.10%           3.10%
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
MONTGOMERY EMERGING MARKETS FOCUS FUND                     CLASS A         CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------
Management fee(h)                                          1.25%           1.25%           1.25%
------------------------------------------------------------------------------------------------------------
Other expenses (after reimbursement)(h)                    0.85%           0.85%           0.85%
------------------------------------------------------------------------------------------------------------
     Shareholder servicing fee of 0.25% included
------------------------------------------------------------------------------------------------------------
Sub-total operating expenses                               2.10%           2.10%           2.10%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
12b-1 distribution fee                                     None            0.75%           0.75%
------------------------------------------------------------------------------------------------------------
Total Fund operating expenses (after reimbursement) (h)    2.10%           2.85%           2.85%
------------------------------------------------------------------------------------------------------------


Note: The Long-Short Fund, because of its use of leverage, is expected to incur interest expenses that are higher than for other mutual funds. Total interest expenses for the current year are estimated to be approximately 0.50% of average net assets.

     (a) Class B shares convert to Class A shares automatically at the beginning of the seventh year after purchase.
     (b) Reduced for purchases of $25,000 and more. Class A purchases of $1,000,000 or more will not be subject to an initial sales charge.
     (c) Class A shares are not subject to a contingent deferred sales charge (a "CDSC"), except that certain purchases of $1,000,000 or more which are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% of amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to Fund participants in certain fee-based programs.
     (d) 5.00% during the first year, 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year and 1.00% during the sixth year. Class B shares automatically convert into Class A shares at the beginning of the seventh year after purchase and thereafter will not be subject to a CDSC.
     (e) Class C shares are subject to a 1.00% CDSC if redeemed within the first year after purchase.
     (f) Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. See "How to Redeem an Investment in the Funds."
     (g) Class A shares that were not subject to an initial sales charge or to a CDSC will be subject to a redemption fee of 1.00% on amounts redeemed within the first year of purchase (or such shorter period approved by the Board of Trustees).
     (h) Expenses for the Funds are estimated. The Manager will reduce its fees and may absorb or reimburse the Funds for certain expenses to the extent necessary to limit total annual Fund operating expenses to the amount indicated in the table for the Funds. The Funds are required to reimburse the Manager for any reductions in the Manager's fee only during the three years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year. Absent the reduction, actual total Fund operating expenses are estimated to be: Long-Short Fund: Class A, 3.10% (1.60% other expenses), Class B, 3.85% (1.60% other expenses), and Class C, 3.85% (1.60% other expenses); Emerging Markets Fund: Class A, 2.85% (1.60% other expenses), Class B,

                                       3



         3.60%  (1.60%  other  expenses),   and  Class  C,  3.60%  (1.60%  other
         expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Funds."


The previous table is intended to assist the investor in understanding the various direct and indirect costs and expenses of the Funds. Operating expenses are paid out of the Funds' assets and are factored into the Funds' share prices. The Funds estimate that they will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year. Because Rule 12b-1 distribution charges are accounted for on a class-level basis (and not on an individual shareholder-level basis), individual long-term investors in the Class B and Class C shares of the Funds may over time pay more than the economic equivalent of the maximum front-end sales charge permitted by NASD Regulation, Inc. (the "NASDR"), even though all shareholders of those classes in the aggregate may not.

Example of Expenses for the Funds

Assuming, hypothetically, that a Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a Fund's shares would have paid the following total expenses upon redeeming such shares:


-------------------------------------------------------------- -------------------------------- --------------------------------
                                                                Montgomery Global Long-Short      Montgomery Emerging Markets
                                                                            Fund                          Focus Fund
-------------------------------------------------------------- --------------- ---------------- --------------- ----------------
                                                                   1 YEAR          3 YEARS          1 YEAR          3 YEARS
-------------------------------------------------------------- --------------- ---------------- --------------- ----------------
Class A                                                             $77             $124             $75             $117
-------------------------------------------------------------- --------------- ---------------- --------------- ----------------
Class B
-------------------------------------------------------------- --------------- ---------------- --------------- ----------------
     Assuming redemption at end of period                           $81             $126             $79             $118
-------------------------------------------------------------- --------------- ---------------- --------------- ----------------
     Assuming no redemption                                         $31              $96             $29              $88
-------------------------------------------------------------- --------------- ---------------- --------------- ----------------
Class C
-------------------------------------------------------------- --------------- ---------------- --------------- ----------------
     Assuming redemption at end of period                           $41              $96             $39              $88
-------------------------------------------------------------- --------------- ---------------- --------------- ----------------
     Assuming no redemption                                         $31              $96             $29              $88
-------------------------------------------------------------- --------------- ---------------- --------------- ----------------


This example is to help potential investors understand the effect of expenses. Investors should understand that this example does not represent past or future expenses or returns and that actual expenses and returns may vary.


The Funds' Investment Objectives and Policies

The investment objectives and general investment policies of the Funds are described below. Specific portfolio securities that may be purchased by the Funds are described in "Portfolio Securities." Specific investment practices that may be employed by the Funds are described in "Other Investment Practices." Certain risks associated with investing in the Funds are described in those sections as well as in "Risk Considerations." Certain terms used here are defined in the Glossary at the end of this prospectus.


Montgomery Global Long-Short Fund

This Fund uses sophisticated investment approaches that may present substantially higher risks than most mutual funds. It may invest a larger percentage of its assets in transactions using margin, leverage, short sales and other forms of volatile financial derivatives such as options and futures. As a result, the value of an investment in this Fund may be more volatile than investments in other mutual funds. This Fund may not be an appropriate investment for conservative investors.

The Long-Short Fund's investment objective is to seek capital appreciation. Under normal conditions, this Fund seeks to achieve its objective by investing at least 65% of its total assets in long and short positions in equity securities of publicly traded companies of any size worldwide. This Fund measures short sale exposure by the current market value of the collateral used to secure the short sale positions. Any income derived from dividends and interest will be incidental to this Fund's investment objective. Investors should note that this Fund uses an approach different from the traditional long-term investment approach of most other mutual funds. The use of borrowing and short sales may cause the Fund to have higher expenses (especially interest expenses) than those of other equity mutual funds. Like all mutual funds, there can be no assurance that the Fund's investment objective will be attained.

This Fund may employ margin leverage and engage in shortsales of securities it does not own. This Fund also may use options and financial indices for hedging purposes and/or to establish or increase its long or short positions. This Fund invests primarily in common stocks (including depositary receipts) but also may invest in other types of equity and equity-derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

This Fund may invest in certain debt securities issued by the governments of emerging markets countries that are, or may be eligible for, conversion into investments in emerging markets companies under debt conversion programs sponsored by such governments. This Fund deems securities that are convertible to equity investments to be equity-derivative securities.


Montgomery Emerging Markets Focus Fund

The Emerging Markets Fund's investment objective is to seek capital appreciation. Under normal conditions, this Fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities of between three and 10 emerging markets countries. This Fund may invest up to 50% of its total assets in a single emerging markets country. The Manager currently regards the following to be emerging markets countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico,

Peru, Trinidad and Tobago, Uruguay and Venezuela); Asia (Bangladesh, China/Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam); southern and eastern Europe (the Czech Republic, Greece, Hungary, Kazakstan, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine); the Middle East (Israel and Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia and Zimbabwe). In the future, this Fund may invest in other emerging markets countries. Like all mutual funds, there can be no assurance that the Fund's investment objective will be attained.

At times, this Fund may concentrate its investments in one or more market sectors (without concentrating in a specific industry). When this Fund concentrates its investments in a market sector, financial, economic, business and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector.

This Fund invests primarily in common stocks (including depositary receipts) but also may invest in other types of equity and equity-derivative securities. It may invest up to 35% of its total assets in debt securities, including debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

This Fund may invest in certain debt securities issued by the governments of emerging markets countries that are, or may be eligible for, conversion into investments in emerging markets companies under debt conversion programs sponsored by such governments. This Fund deems securities that are convertible to equity investments to be equity-derivative securities.


Selecting the Correct Class of Shares

This prospectus offers Class A, Class B and Class C shares of each Fund. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial consultant can help you decide. For estimated expenses of each class, see the table under "Fees and Expenses of the Funds" earlier in this prospectus.


Class A Shares - Initial Sales Charge


Class A shares will incur an initial sales charge when they are purchased (a "front-end load") based on the dollar amount of the purchase. The maximum initial sales charge is 5.5%, which will be reduced for purchases of $25,000 and over. Sales charges also are reduced under a right of accumulation which takes into account the investor's holdings of all classes of The Montgomery Partners Series funds. Class A shares are subject to an ongoing shareholder servicing fee of 0.25% of a Fund's average net assets attributable to Class A shares. Class A shares will not be subject to any CDSC when they are redeemed. However, while purchases of $1,000,000 or more may not be subject to an initial sales charge, if the initial sales charge is waived, such purchase may be subject to a CDSC of 1.00% if the shares are redeemed within one year after purchase. Class A shares that were not subject to an initial sales charge or to a CDSC will be subject to a redemption fee of 1.00% on amounts redeemed within the first year of purchase (or such shorter period approved by the Board of Trustees). Class A shares also will be issued upon conversion of Class B shares as described below under "Class B shares."



Class B Shares - Deferred Sales Charge

Class B shares will not incur a sales charge when they are purchased, but they are subject to an ongoing Rule 12b-1 distribution fee of 0.75% and an ongoing shareholder servicing fee of 0.25% of a Fund's average net assets attributable to Class B shares. Class B shares are subject to a CDSC if they are redeemed within six years of purchase. At the beginning of the seventh year after purchase, Class B shares will automatically convert into Class A shares of a Fund, which are subject to the same shareholder servicing fee of 0.25%. If Class B shares of a Fund are exchanged for Class B shares of another fund of The Montgomery Partners Series, the conversion period applicable to the Class B shares acquired in the exchange will apply, as will the Class A shareholder servicing fee of the acquired fund upon the conversion. The holding period of the exchanged shares will be tacked onto the holding period of the acquired shares. Automatic conversion of Class B shares into Class A shares will occur at least once a month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class A shares will not be deemed a purchase or sale of the shares for federal income tax purposes. Shares purchased through reinvestment of dividends and other distributions on Class B shares also will convert automatically to Class A shares based on the portion of purchased shares that convert.



Class C Shares - Pay As You Go


Class C shares do not incur a sales charge when they are purchased, but they are subject to an ongoing Rule 12b-1 distribution fee of 0.75% and an ongoing shareholder servicing fee of 0.25% of a Fund's average net assets attributable to Class C shares. Class C shares also are subject to a 1.00% CDSC if they are redeemed within one year of purchase. Although Class C shares are subject to a CDSC for only one year (as compared to six years for Class B), Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares will be subject to the 0.75% Rule 12b-1 distribution fee for an indefinite period subject to annual approval by the Funds' Board of Trustees and subject to regulatory limitations.


Sales Charges


Class A Shares

Part of the front-end sales charge is paid directly to the selling broker/dealer
(the "dealer reallowance"). The remainder is retained by the Distributor and may be used to either promote the sale of the Funds or to compensate the Distributor for its efforts to sell the Funds.


------------------------------------------------- ---------------------- ----------------------- ---------------------------------
YOUR INVESTMENT                                    AS A PERCENTAGE OF      AS A PERCENTAGE OF        DEALER REALLOWANCE AS A
                                                     OFFERING PRICE         YOUR INVESTMENT        PERCENTAGE OF OFFERING PRICE
------------------------------------------------- ---------------------- ----------------------- ---------------------------------
Less than $25,000                                         5.50%                  5.82%                        5.00%
------------------------------------------------- ---------------------- ----------------------- ---------------------------------
$25,000 or more, but less than $50,000                    4.75%                  4.99%                        4.30%
------------------------------------------------- ---------------------- ----------------------- ---------------------------------
$50,000 or more, but less than $100,000                   4.25%                  4.44%                        3.85%
------------------------------------------------- ---------------------- ----------------------- ---------------------------------
$100,000 or more, but less than $250,000                  3.25%                  3.36%                        3.00%
------------------------------------------------- ---------------------- ----------------------- ---------------------------------
$250,000 or more, but less than $500,000                  2.25%                  2.30%                        2.00%
------------------------------------------------- ---------------------- ----------------------- ---------------------------------
$500,000 or more, but less than $1,000,000                1.25%                  1.27%                        1.00%
------------------------------------------------- ---------------------- ----------------------- ---------------------------------
$1,000,000 or more                                        0.00%*                 0.00%*                       0.00%*
------------------------------------------------- ---------------------- ----------------------- ---------------------------------

     * The Manager may pay a dealer reallowance on purchases of $1 million or more during a 13-month period. The dealer reallowance, as a percentage of offering price, is as follows: 1.00% on purchases between $1 million and $2 million; plus 0.80% on the amount between $2 million and $3 million; plus 0.50% on the amount between $3 million and $50 million; plus 0.25% on the amount between $50 million and $100 million; plus 0.15% of the amount exceeding $100 million.



Class B Shares

Class B shares are offered at their net asset value per share, without any initial sales charge, but are subject to a CDSC if redeemed within six years of purchase (a "back-end load"). The Distributor pays the selling broker/dealer a 4.00% commission at the time of sale.


Class C Shares

Class C shares are offered at their net asset value per share without any initial sales charge. Class C shares, however, are subject to a CDSC if they are redeemed within one year of purchase. The Distributor may pay the selling broker/dealer up to a 1.00% commission at the time of sale.


Contingent Deferred Sales Charge (CDSC)

Shareholders of Class B and Class C shares may be subject to a CDSC upon redemption of their shares under the following conditions:


Class B Shares


-----------------------------------------------------------------------------
         YEARS AFTER PURCHASE              CDSC ON SHARES BEING REDEEMED
-----------------------------------------------------------------------------
               1st year                                5.00%
-----------------------------------------------------------------------------
               2nd year                                4.00%
-----------------------------------------------------------------------------
               3rd year                                3.00%
-----------------------------------------------------------------------------
               4th year                                3.00%
-----------------------------------------------------------------------------
               5th year                                2.00%
-----------------------------------------------------------------------------
               6th year                                1.00%
-----------------------------------------------------------------------------
             After 6 years                              None
-----------------------------------------------------------------------------


Class B shares will be automatically converted to Class A shares at the beginning of the seventh year after purchase.

Class C Shares

Shareholders who redeem Class C shares within one year of purchase will be charged a CDSC of 1.00% of shares redeemed. There is no CDSC imposed on Class C shares acquired through reinvestment of dividends or capital gains.

Class B and C Shares

The CDSC will be imposed on the lesser of the original purchase price or the net asset value of the redeemed shares at the time of the redemption. CDSC calculations are based on the specific shares involved, not the value of the account. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment thereby reducing or eliminating the otherwise applicable CDSC.



Sales Charge Reductions and Waivers

Reducing Sales Charges on Your Class A Shares. There are several ways you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

o Accumulation privilege--lets you add the value of shares of any Class A shares you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges

o Letter of intent--lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the New Account application and Statement of Additional Information for terms and conditions

o Combination privilege--lets you combine purchases of Class A share of multiple funds of The Montgomery Partners Series for the purpose of reducing the sales charge

To use these privileges: complete the appropriate section on your New Account application, or contact your financial consultant or The Montgomery Partners Series to add these options to an existing account.

CDSC Waivers. In general, the CDSC may be waived on shares you sell for the following reasons:

o Payments through certain systematic retirement plans and other employee benefit plans

o Qualifying distributions from qualified retirement plans and other employee benefit plans

o Distributions from custodial accounts under section 403(b)(7) of the Internal Revenue Code as well as from Individual Retirement Accounts (IRAs) due to death, disability or attainment of age 59 1/2

o    Participation in certain fee-based programs

To use any of these waivers: contact your financial consultant or The Montgomery Partners Series.

Reinstatement Privilege. If you sell shares of a Fund, you may invest some or all of the proceeds in the same Fund within 90 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.


To use: contact your financial consultant or The Montgomery Partners Series.

Net Asset Value Purchases. Class A shares may be sold at net asset value to:

o Current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Manager and its members, certain family members of the above persons, and trusts or plans primarily for such persons

o Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the Distributor

o Investors who exchange their shares from an unaffiliated investment company that has a comparable sales charge, so long as shares are purchased within 60 days of the redemption

o Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees

o Investment advisors, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services

o Employer-sponsored benefit plans in connection with purchases of shares of Class A shares made as a result of participant-directed exchanges between options in such a plan

o "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of Class A shares

o Such other persons as are determined by the Board of Trustees (or by the Distributor pursuant to guidelines established by the Board of Trustees (the "Board")) to have acquired shares under circumstances not involving any sales expense to the Trust or the Distributor


How to Invest in the Funds

Shares are sold at a public offering price based on the net asset value for the class of shares selected, next determined after receipt of the order. Investors may purchase shares of a Fund from selected financial professionals, securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as for information pertaining to accounts and any servicing or transaction fees that may be charged. Some of these agents may appoint sub-agents. The Funds' shares are also offered for sale directly by Funds Distributor, Inc., the Funds' Distributor, 101 California Street, San Francisco, California 94111, (800) OWL-8758 (695-8758).


If an order, together with payment in proper form, is received by the Transfer Agent, the Distributor or securities brokers, dealers and other financial intermediaries that have an agreement with the Distributor by the close of trading (generally, 4:00 P.M. eastern time, except when the market closes earlier due to a holiday or for any other reason) on any day that the New York Stock Exchange (the "NYSE") is open, Fund shares will be purchased at the public offering price calculated that day for the applicable class of shares. Orders for Fund shares received after close of trading will be purchased at the next day's public offering price.


The minimum initial investment in the Funds is $2,000 (including IRAs) and $500 for subsequent investments. The Manager or the Distributor, at its discretion, may waive these minimums. The Funds do not accept third-party checks or cash investments. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the United States. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.

o The Funds and the Distributor each reserve the right to reject any purchase order in whole or in part.

o See "Sales Charge Reductions and Waivers" for ways to make your initial investment go farther.


Initial Investment by Check

o Complete the New Account application. Tell your financial consultant which Fund(s) you wish to invest in and make your check payable to The Montgomery Partners Series.

o    A charge may be imposed on checks that do not clear.


Initial Investment by Wire

o Call your financial consultant or the Transfer Agent to say that you intend to make your initial investment by wire. Provide your name, the dollar amount to be invested, and the Fund(s) and Class(es) in which you want to invest. You will receive further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.

o    Complete the New Account application.

o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:

     Investors Fiduciary Trust Company
     ABA #101003621
     For: DST Systems, Inc.
     Account No. 7519060
     Attention: The Montgomery Partners Series
     For credit to: [(shareholder(s) name)]
     Shareholder account number: [(shareholder(s) account number)] Name of Fund: [(Fund name)]

o    Your bank may charge a fee for any wire transfers.

Subsequent Investments

Minimum subsequent  investment (including IRAs) for Class A, Class B and Class C shares: ..................$500


Subsequent Investments by Check

o Make your check payable to The Montgomery Partners Series. Enclose an investment stub with your check. If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

o    A charge may be imposed on checks that do not clear.


Subsequent Investments by Wire

o You do not need to contact your financial consultant or the Transfer Agent before making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investment by Wire" above.


Subsequent Investments by Telephone

o Shareholders are automatically eligible to make telephone purchases. To make a purchase, call the Transfer Agent at (800) OWL-8758 (695-8758) before the Funds' cutoff time.

o    Shares for IRAs may not be purchased by phone.

o The maximum telephone purchase is an amount up to five times your account value on the previous day.

o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request. Write your confirmed purchase number on your check or include it in your wire instructions.

o You should do one of the following to ensure that payment is received in time:

     o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

     o Send a check by overnight or second-day courier service to The Montgomery Partners Series, 210 West 10th Street, 8th Floor, Kansas City, MO 64105.

     o Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investment by Wire" above.


Automatic Account Builder ("AAB")

With AAB you can periodically, either monthly or quarterly, make additional purchases of Fund shares through automatic transfers from your checking or savings account.

o AAB will be established on existing accounts only. You may not use an AAB investment to open a new account. The minimum automatic investment amount is the relevant Fund's subsequent investment minimum.

o    Your bank must be a member of the Automated Clearing House.

o To establish AAB, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your New Account application or your letter of instruction. Investments will automatically be transferred into your account from your checking or savings account.

o Investments may be transferred either monthly or quarterly on or up to two business days before the 5th or 20th day of the month. If no day is specified on your New Account application or your letter of instruction, the 20th day of each month will be selected.

o    You should allow 20 business days for this service to become effective.

o You may cancel your AAB at any time by sending a letter to your financial consultant or the Transfer Agent. Your request will be processed upon receipt.

Payroll Deduction

o Investments through payroll deduction will be established on existing accounts only. You may not use payroll deduction to open a new account. The minimum payroll deduction amount for the Funds is $500 per payroll period.

o You may automatically deposit a designated amount of your paycheck directly into an account for a Fund in The Montgomery Partners Series.

o    Please  call  your   financial   consultant  or  the  Transfer   Agent  for
     instructions on establishing this service.


Telephone Transactions

You agree to reimburse the Funds for any expenses or losses incurred in connection with telephone transfers to or from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and telephone privileges terminated immediately. This privilege may be discontinued at any time by the Funds upon prior written notice or at any time by you by written notice to the Funds. Your request will be processed upon receipt.

Although Fund shares are priced based on the net asset value next determined after receipt of a purchase request, share purchases are not considered final until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by a Fund. While the Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, the Funds and the Transfer Agent will not be liable for following instructions communicated by telephone reasonably believed to be genuine. These procedures include recording certain telephone calls, sending a confirmation and requiring the caller to give an authorization number or other personal information not likely to be known by others. The Funds and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions only if such reasonable procedures are not followed.

Telephone privileges may be revoked at any time by the Funds as to any shareholder if the Funds believe that the shareholder has abused the telephone privilege by using abusive language or by purchases and redemptions that appear to be part of a systematic market-timing strategy.


Retirement Plans

Shares of the Funds are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. The Funds may be available for purchase through administrators for retirement plans. Investors who purchase shares as part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Funds for performing shareholder services.


Share Certificates


Share certificates will not be issued by the Funds. All shares are held in non-certificated form, registered on the books of the Funds by the Transfer Agent for the account of the shareholder or relevant financial intermediary. Your financial consultant should always have a correct share balance for you.



General

The Distributor, at its expense, will from time to time also provide additional compensation to dealers who sell shares of The Montgomery Partners Series funds. Compensation may include financial assistance to dealers in connection with conferences, sales training or promotional programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to dealers whose representatives have sold or are expected to sell significant amounts of such shares. Dealers may not use sales of any of the Funds' shares to qualify for this compensation to the extent prohibited by the laws or regulations of any state or any self-regulatory agency, such as the NASDR. Compensation may include payment for travel expenses, including lodging at luxury resorts, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.



How to Redeem an Investment in the Funds

You should contact your financial consultant for assistance with redemptions if you own shares of a Fund in an account through a broker-dealer or other financial intermediary. Your financial consultant will advise you concerning any transaction or servicing fee that may be imposed by the financial consultant. Each Fund also will redeem any portion or all of an investor's shares upon request for accounts held directly with the Transfer Agent. Redemptions can be made on any day that the NYSE is open for trading.

Shareholders are entitled to the net asset value (less any applicable CDSC or redemption fee) next determined after receipt of a redemption order from a shareholder. Orders received after the cutoff time are entitled to the net asset value next determined after receipt.


Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three business days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, redemption proceeds may not be mailed until the monies used for the purchase have been collected, which may take up to 15 days from the day your check is received. Shares tendered for redemption through brokers or dealers (other than the Distributor) may be subject to a service charge (in addition to any CDSC) by such brokers or dealers. Procedures for requesting redemptions are set forth below.


Redeeming by Written Instruction

o Write a letter to your financial consultant or the Fund giving your name, account number, the name of the Fund and class of shares which you wish to redeem and the dollar amount (before deduction of any CDSC or redemption fee) or number of shares you wish to redeem.

o The letter must be signed the same way your account is registered. If you have a joint account, all accountholders must sign.

o Signature-guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s) or your predesignated bank account, or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stockbroker, a savings association or a national securities exchange. Contact your financial consultant or the Transfer Agent for more information.

o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). Your broker-dealer and the Funds reserve the right to permit lesser wire amounts or fees in their discretion.


Redeeming By Telephone

o Unless you have declined telephone redemption privileges on your New Account application, you may redeem shares up to $50,000 by calling your financial consultant or the Transfer Agent before the Funds' cutoff time. This service is not available for IRA accounts.

o If you included bank wire information on your New Account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that your redemption proceeds be wired to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

o Telephone redemption privileges will be suspended for 30 days after an address change. All redemption requests during this period must be in writing with a signature guarantee.

o Telephone redemption privileges may be canceled by written request after an account is opened. Your request will be processed upon receipt.

For shareholders holding shares directly with the Transfer Agent: By establishing telephone redemption privileges, a shareholder authorizes the Funds and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the authorization. When a shareholder appoints a designee on the New Account application or by other written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. The Funds may change, modify or terminate these privileges at any time upon prior written notice to shareholders. The Funds will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See discussion of the Funds' telephone procedures and liability under "Telephone Transactions" above.

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

Systematic Withdrawal Plan

For shareholders holding shares directly with the Transfer Agent: Under a Systematic Withdrawal Plan, a shareholder with an account value of $2,000 or more in a Fund may receive (or have sent to a third party) periodic payments (by check or wire). The minimum payment amount is $100 from a Fund account. Payments may be made either monthly or quarterly on the first day of each month. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of a gain or loss for income tax purposes.


Uncashed Distribution or Redemption Checks

If you choose to receive your distribution or redemption by a check from a Fund (instead of a bank wire), you should follow-up to ensure that you have received the distribution or redemption in a timely manner. The Funds are responsible only for mailing the distribution or redemption checks and are not responsible for tracking uncashed checks or determining why checks are uncashed. If the postal or other delivery service is unable to deliver a check and the check is returned to a Fund, that Fund will hold the check in a separate account on your behalf for a reasonable period of time but will not invest the money in any interest-bearing account. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


Small Accounts

For shareholders holding shares directly with the Transfer Agent: Due to the relatively high cost of maintaining smaller accounts, a Fund will redeem shares from any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $2,000. If a Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account to at least the minimum investment required to open an account before that Fund takes any action.


Exchange Privileges and Restrictions

You may exchange shares from an account in one Fund within The Montgomery Partners Series into an account in another Fund offered by your broker-dealer or financial intermediary within The Montgomery Partners Series with the same share class, registration, Taxpayer Identification number and address. An exchange may result in a recognized gain or loss for income tax purposes.

Purchasing and Redeeming Shares by Exchange

o You are automatically eligible to make telephone exchanges with your account.

o    Exchange   purchases   and   redemptions   will  be  processed   using  the
     next-determined net asset value after your request is received. Your request is subject to the Funds' cutoff time.

o Exchange purchases must meet the minimum investment requirements of the Fund you intend to purchase.


o You may exchange for shares of a Fund only in states where that Fund's shares are permitted to be sold and only after you have reviewed a prospectus of that Fund.


o You may not exchange for shares of a fund of The Montgomery Partners Series that is not open to new shareholders unless you have an existing account with that Fund.

o Your broker-dealer or financial intermediary may impose limits on your exchanges. In addition, because excessive exchanges can harm a Fund's performance, the Trust reserves the right to terminate your exchange privileges if you hold your shares directly with the Transfer Agent and make more than four exchanges out of any one Fund during a 12-month period. A Fund may also refuse an exchange into a Fund from which you have redeemed shares within the previous 90 days (accounts under common control and accounts with the same Taxpayer Identification number will be counted together). A shareholder's exchanges may be restricted or refused if a Fund receives, or the Manager or Distributor anticipates, simultaneous orders affecting significant portions of the Fund's assets and, in particular, a pattern of exchanges coinciding with a market-timing strategy. The Trust reserves the right to refuse exchanges by any person or group if, in the Manager's judgment, a Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected. Although the Trust attempts to provide prior notice to affected shareholders when it is reasonable to do so, it may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials). The Trust reserves the right to terminate or modify the exchange privileges of the Funds' shareholders in the future.


Portfolio Securities

Equity Securities

The Funds may, within the limits described above, invest in common stocks and may also invest in other types of equity securities (such as preferred stocks or convertible securities) as well as equity-derivative securities.


Depositary Receipts, Convertible Securities and Securities Warrants

The Funds may invest in ADRs, EDRs and GDRs and convertible securities that the Manager regards as a form of equity security. Each Fund also may invest up to 5% of its net assets in warrants, whether or not listed on a securities exchange.


Privatizations

The Funds believe that foreign governmental programs of selling interests in government-owned or -controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and the Funds may invest in privatizations. The ability of U.S. entities, such as the Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. Many privatization programs have failed, and there can be no assurance that the Funds will invest in successful programs.


Special Situations

The Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. The Funds also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for a Fund to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. No Fund invests more than 15% of its net assets in illiquid investments, including special situations.


Investment Companies

Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act of 1940, as amended (the "Investment Company Act"). A Fund also may incur tax liability to the extent that it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to that Fund. See the Statement of Additional Information.

The Funds do not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed the associated costs. As a shareholder in an investment company, a Fund bears its ratable share of that investment company's expenses, including advisory and administration fees. The Manager has agreed to waive its own management fee with respect to the portion of a Fund's assets invested in other open-end (but not closed-end) investment companies.


Debt Securities

The Funds may purchase debt securities that complement their objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. Each Fund, however, may also invest up to 5% (35% for the Emerging Markets Fund) of its total assets in debt securities rated below investment grade (commonly called "junk bonds"). This can include securities in default. See "Risk Considerations."

Debt securities may also consist of participation certificates in large loans made by financial institutions to various borrowers, typically in the form of large unsecured corporate loans. These certificates must otherwise comply with the maturity and credit-quality standards of the Funds and will be limited to 5% of each Fund's total assets.

In addition to traditional corporate, government and supranational debt securities, the Funds may invest in external (i.e., to foreign lenders') debt obligations issued by the governments, governmental entities and companies of emerging markets countries. The percentage distribution between equity and debt will vary from country to country based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.



U.S. Government Securities

The  Funds  may  invest  in  fixed-rate  and  floating-  or  variable-rate  U.S.
government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the Government National Mortgage Association (the "GNMA"), are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank; whereas others, such as those issued by the Federal National Mortgage Association (the "FNMA"), Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury. Short-term U.S. government securities generally are considered to be among the safest short-term investments. The U.S. government does not guarantee the net asset value of the Funds' shares, however.



Structured Notes and Indexed Securities

The Funds may invest in structured notes and indexed securities. Structured notes are debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Manager analyzes these securities in its overall assessment of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.


Other Investment Practices

The Funds also may engage in the investment practices described below, each of which may involve certain risks. The Statement of Additional Information, under the heading "Investment Objectives and Policies of the Funds," contains more-detailed information about certain of these practices, including limitations designed to reduce risks.


Short Sales

The Funds may effect short sales of securities. Short sales are transactions in which a Fund sells a security or other asset which it does not own, in anticipation of a decline in the market value of the security or other asset. A Fund will realize a profit or incur a loss depending upon whether the price of the security sold short decreases or increases in value between the date of the short sale and the date on which the Fund replaces the borrowed security. Short sales are speculative investments and involve special risks, including greater reliance on the Manager's accurately anticipating the future value of a security. Short sales also may result in a Fund's recognition of gain for certain portfolio securities. See "Risk Considerations" below.


Repurchase Agreements

The Funds may enter into repurchase agreements. Pursuant to a repurchase agreement, a Fund acquires a U.S. government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. Under the Investment Company Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities ("collateral assets"). If the seller defaults on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.


Borrowing

The Funds may borrow money from banks and engage in reverse repurchase transactions for temporary or emergency purposes. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date. The Funds may borrow from broker-dealers and other institutions in order to leverage a transaction. See "Leverage" below. Total borrowings may not exceed one-third of the value of a Fund's assets, and a Fund may pledge its assets in connection with such borrowing. The Emerging Markets Fund may not purchase securities if such borrowing exceeds 10% of its total assets.

Leverage

The Funds may leverage their portfolios through margin borrowing and other techniques in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset values of a Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed and margin borrowing will be covered with collateral assets, a Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.



Securities Lending

The Funds may lend securities to brokers, dealers and other financial organizations. These loans may not exceed 30% of a Fund's total assets. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.


Hedging and Risk Management Practices


In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Funds, a Fund may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): swaps, forward currency exchange contracts, currency options, futures contracts and options on futures contracts on foreign government securities, currencies, indices and securities. The Board has adopted derivative guidelines that require the Board to review each new type of derivative that may be used by the Funds. Markets in some countries currently do not have instruments available for hedging transactions relating to currencies or to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such countries. To the extent that such markets do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, a Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment. The Funds also may use derivatives in an attempt to realize a greater return, also regarded as using derivatives for "speculative" purposes, which may involve greater risks.



Forward Currency Contracts

The Funds may invest a portion of their assets in forward currency contracts. A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds normally conduct their foreign-currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign-currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Funds may enter into forward contracts with terms greater than one year.


Options on Securities, Securities Indices and Currencies

The Funds may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges, as well as in the over-the-counter market. A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency). Put options allow a Fund to protect unrealized gains in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs.

The Funds also may purchase put and call options on stock indices in order to hedge against risks of stock market or industry-wide stock price fluctuations. A Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign-exchange contracts and futures contracts on currencies.

The Funds may purchase put and call options and sell uncovered put and call options in an attempt to realize a greater return. This speculative use of options presents a greater risk of loss than using options only for hedging purposes.


Futures and Options on Futures


The Funds may enter into futures contracts on securities indices and U.S. government securities that are traded on exchanges licensed and regulated by the U.S. Commodities Futures Trading Commission (the "CFTC") or on foreign exchanges. The Funds will purchase and sell futures contracts and options thereon for "bona fide hedging" purposes (as defined by the CFTC) and non-

"bona fide hedging" purposes in accordance with CFTC regulations. The Funds' policies regarding futures contracts and options thereon may be changed from time to time to conform to regulatory changes.


The Funds may enter into futures contracts on securities indices such as the Standard & Poor's 500 Composite Index (the "S&P 500"), the Russell Growth 2000 Index (the "Russell 2000") or foreign/international indices. A securities index futures contract does not require the physical delivery of the securities underlying the index. Changes in the market value of a particular securities index futures contract reflect changes in the specified index of the securities on which the futures contract is based.

The Funds may also purchase put and call options on futures contracts for "bona fide hedging" purposes (as defined by the CFTC) and non-"bona fide hedging" purposes. The purchase of an option on a futures contract requires a Fund to pay a premium. If the option cannot be profitably exercised before it expires, a Fund's loss will be limited to the amount of the premium and any transaction costs. A Fund may enter into closing purchase or sale transactions in order to terminate its position in a futures contract. There is no guarantee, however, that such closing transaction can be effected. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid market, which may not be available at all times.

Although futures and options transactions, when used for hedging rather than non-hedging purposes to pursue a Fund's investment objective, are intended to enable a Fund to manage interest rate, stock market or currency exchange risks, unanticipated changes in interest rates, market prices or currency exchange rates could result in poorer performance than if that Fund had not entered into these transactions.

Futures contracts and options thereon are derivative instruments. Losses that may arise from certain futures transactions, particularly those involved in non-hedging contexts to pursue a Fund's investment objective, are potentially unlimited. Subject to the regulations of the CFTC, the Funds may invest in futures contracts and options on futures contracts without limitation as to a percentage of its assets.


Hedging Considerations

Hedging transactions involve certain risks. Although a Fund may benefit from the use of hedging transactions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for a Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and a Fund may be exposed to risk of financial loss. In addition, the Funds pay commissions and other costs in connection with such investments.


Illiquid Securities

No Fund may invest more than 15% of its net assets in illiquid securities. The Funds treat as illiquid any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit. The Funds also treat as illiquid repurchase agreements with maturities in excess of seven days. Illiquid securities do not include securities that meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid. Limitations on resale may adversely affect the marketability of illiquid securities and a Fund may not be able to dispose of these securities at the desired price and time.


Equity Swaps

Each Fund may invest a portion of its total assets in equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swaps are derivatives and their value can be very volatile. To the extent that the Manager does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. The Funds typically regard equity swaps as liquid securities because they may be sold within seven days for approximately the amount at which the Funds have valued them. However, certain equity swaps may be illiquid. See "Illiquid Securities."


Leaps and Bounds

The Long-Short Fund may purchase long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs") and Buy-Write Options Unitary Derivatives ("BOUNDs"). LEAPS provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount, and BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in the underlying securities' capital appreciation up to a fixed dollar amount. The Long-Short Fund will not purchase these options with respect to more than 25% of the value of its net assets.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, a Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in a Fund.

Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes a Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. The Long-Short Fund's investment program emphasizes active portfolio management with a sensitivity to short-term market trends and price changes in individual securities. Accordingly, the Long-Short Fund expects to take frequent trading positions, resulting in portfolio turnover and brokerage expenses that may exceed those of most investment companies of comparable size. Portfolio turnover generally involves some expense to the Funds, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover in excess of 100% is considered high and increases such costs. The annual portfolio turnover is expected to be approximately 300% for the Long-Short Fund and approximately 150% for the Emerging Markets Fund. The Manager will not necessarily limit portfolio turnover to these levels. High turnover that results in short-term gains may subject a Fund to California income tax and reduce return. See "Taxation."


Investment Restrictions

The investment objective of each Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, the Fund's other investment policies may be changed by the Board. If there is a change in the investment objective or policies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial positions and goals. Each Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

Each Fund has reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30-days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this prospectus.


Risk Considerations

Short Sales

When the Manager believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to that Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. There also is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If that request for the return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that a Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the proceeds received earlier. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling also may produce higher than normal portfolio turnover and may result in increased transaction costs to a Fund.

A Fund also may make short sales against-the-box, in which it sells short securities it owns or has the right to obtain without payment of additional consideration. If a Fund makes a short sale against-the-box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into those securities) and will be required to hold those securities while the short sale is outstanding. A Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box. Short sales against-the-box also result in a "constructive sale" and require a Fund to recognize any taxable gain in the securities set aside for the short sale.

Until a Fund replaces a borrowed security, it will instruct its Custodian to identify as unavailable for investment cash, U.S. government securities, or other liquid debt or equity securities such that the amount so identified plus any amount deposited with a broker or other custodian as collateral will equal the current value of the security sold short and will not be less than the value of the security at the time it was sold short. Depending on arrangements made with the broker or custodian, a Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. A Fund will not make a short sale if, after giving effect to the short sale, the market value of all securities sold exceeds 100% (25% for the Emerging Markets Fund) of the value of that Fund's total assets. A high level of short sales also may subject a Fund to California income tax and reduce return. See "Taxation."


Small Companies

The Funds may make investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.


Lower-Quality Debt

The Funds may invest in medium-quality and in high-risk debt securities below investment grade (sometimes called "junk bonds"). Medium-quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher-grade debt securities. Junk bonds offer greater speculative characteristics and are regarded as having a great vulnerability to default although currently having the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The ability to maintain other terms of the contract over any long period of time may be small. Junk bonds are more subject to default during periods of economic downturns or increases in interest rates, and their yields will fluctuate over time. It may be more difficult to dispose of or to value junk bonds. Achievement of a Fund's investment objective may also be more dependent on the Manager's own credit analysis to the extent a Fund's portfolio includes junk bonds.

The Funds may also invest in unrated debt securities. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, the Funds may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.


Foreign Securities

The Funds may invest in foreign securities, including debt or equity securities denominated in foreign currencies. In addition, the Emerging Markets Fund emphasizes investments in emerging markets securities. Emerging markets countries may present greater opportunity for gain, but also involve greater risk than more developed markets. These countries tend to have less stable governments and less established markets. The markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging markets countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance. Risks associated with investing in foreign securities are generally greater in emerging markets countries.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation; taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); default in foreign government securities; and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, a Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in this prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Funds in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions, which resulted in settlement difficulty. The inability of a Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to a Fund if the value of the portfolio security declines, or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The securities markets of many of the countries in which the Funds may invest are smaller, less liquid, and subject to greater price volatility than those in the United States.

Because the securities owned by the Funds may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a Fund's securities denominated in that currency. Such changes also affect the Funds' income and distributions to shareholders. The Funds may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and the Funds may therefore engage in foreign-currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which a Fund may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Funds.

Many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Funds. A Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.


Interest Rates

The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a debt security's market value, and an interest rate increase produces a decrease in value. The longer the remaining maturity of a debt security, the greater the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.


Lack of Country Diversification

Diversifying a mutual fund's portfolio across a large number of emerging markets countries can reduce the country-related risks involved with investing in emerging markets countries by limiting the portion of your investment in any one country, although it could also limit the potential reward. The Emerging Markets Fund's primary investment policy is not to diversify but instead to concentrate its investments in a small number of emerging markets countries (although it may invest in a large number of companies in each selected country). Such a heavy country concentration may make this Fund's net asset value extremely volatile and, if economic downturns or other events occur that adversely affect one or more of the countries this Fund invests in, such events' impact on this Fund will be more magnified than if this Fund did not have such a narrow concentration.


Management of the Funds

The Montgomery Funds II (the "Trust") has a Board of Trustees (the "Board") that establishes the Funds' policies and supervises and reviews their management. Day-to-day operations of the Funds are administered by the officers of the Trust and by the Manager pursuant to the terms of an Investment Management Agreement with the Funds.

Montgomery Asset Management, LLC, is the Funds' Manager. The Manager is a Delaware limited liability company and is registered as an investment advisor with the SEC under the Investment Advisers Act of 1940, as amended. The Manager and its predecessor have advised private accounts and mutual funds since 1990. The Manager is a subsidiary of Commerzbank AG.

Commerzbank, one of the largest publicly held commercial banks in Germany, had total assets of approximately $268 billion on December 31, 1996. Commerzbank and its affiliates had more than $92 billion in assets under management as of October 31, 1997. Commerzbank's asset management operations involve more than 1,000 employees in 13 countries worldwide.

To benefit from these resources, the Manager may consult with or rely on its affiliated investment advisory organizations for research or other investment advice deemed useful by the Manager.


Portfolio Management

Montgomery Global Long-Short Fund

This Fund is collectively managed by a team of portfolio managers representing the Manager's domestic equity, international equity and emerging markets disciplines.


Montgomery Emerging Markets Focus Fund

Josephine S. Jimenez, CFA, is a senior portfolio manager and principal. From 1988 until 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C., as a senior analyst and portfolio manager.

Bryan L. Sudweeks, Ph.D., CFA, is a senior portfolio manager and principal. Before joining the Manager in 1991, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, he was a professor of international finance and investments at George Washington University and served as adjunct professor of international investments from 1988 until May 1991.

Angeline Ee is a portfolio manager and principal. From 1990 until joining the Manager in July 1994, Ms. Ee was an Investment Manager with AIG Investment Corp. in Hong Kong. From June 1989 until September 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore.

Frank Chiang is a portfolio manager and principal. From 1993 until joining the Manager in 1996, Mr. Chiang was managing director and portfolio manager at TCW Asia Ltd. in Hong Kong.

Jesus Isidoro Duarte is a portfolio manager and principal. Mr. Duarte joined the Manager in 1994 from Latinvest Management Co. in Brazil, where he was director and vice president responsible for research and portfolio management for the firm's Latin American funds. Prior to Latinvest, Mr. Duarte worked at W.I. Carr in Tokyo as a securities analyst of Japanese equities.


Management Fees and Other Expenses

The Manager provides the Funds with advice on buying and selling securities, manages the Funds' investments, including the placement of orders for portfolio transactions, furnishes the Funds with office space and certain administrative services, and provides personnel needed by the Funds with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Funds. The Manager also compensates the members of the Board who are interested persons of the Manager. As compensation, the Funds pay the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of its average daily net assets, according to the following table. These fees are higher than for most mutual funds.

--------------------------------------------------------------------------------
                                          AVERAGE DAILY NET ASSETS   ANNUAL RATE
--------------------------------------------------------------------------------
Montgomery Global Long-Short Fund          First $250 million          1.50%
                                           Over $250 million           1.25%
--------------------------------------------------------------------------------
Montgomery Emerging Markets Focus Fund     First $500 million          1.25%
                                           Over $500 million           1.00%
--------------------------------------------------------------------------------


The Manager also serves as each Fund's administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each Fund's administrative operations. As compensation, each Fund pays the Administrator a monthly fee at the annual rate of seven one-hundredths of one percent (0.07%) of that Fund's average daily net assets (six one-hundredths of one percent (0.06%) of that Fund's average daily net assets over $250 million).

Each Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third-party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, Statements of Additional Information and reports to shareholders; and other expenses relating to the Funds' operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

Rule 12b-1 adopted by the Securities and Exchange Commission under the Investment Company Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to that Rule, the Board has approved, and each Fund has entered into, a Share Marketing Plan (the "12b-1 Plan") with the Distributor, as the distribution coordinator, for the Class B and Class C shares. Under the Plan, each Fund will pay distribution fees to the Distributor at an annual rate of seventy-five one-hundredths of one percent (0.75%) of its aggregate average daily net assets attributable to its Class B and Class C shares to reimburse the Distributor for its distribution costs with respect to each such class.

The 12b-1 Plan provides that the Distributor may use the distribution fees received from the class to pay for the distribution expenses of that class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Distributor or any other broker-dealer or financial institution that engages in the distribution of that class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that class; (ii) costs of printing and distributing prospectuses, Statements of Additional Information and reports of a Fund to prospective investors in that class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to a Fund and that class; and (iv) costs involved obtaining whatever information, analysis and reports with respect to marketing and promotional activities that a Fund may, from time to time, deem advisable with respect to the distribution of that class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of, respectively, Class B and Class C shares as accrued.


The Board also has adopted a Shareholder Servicing Plan (the "Servicing Plan") for the Class A, Class B and Class C shares of the Funds. Under the Servicing Plan, a Fund will pay servicing fees to the Distributor or Manager, as service coordinators, at an annual rate of up to twenty-five one-hundredths of one percent (0.25%) of the Fund's average daily net assets attributable to each class of shares. The service fee is intended to reimburse the Distributor and Manager for providing or arranging for services to shareholders of those classes. The Distributor or Manager may pay certain banks, trust companies, broker-dealers and other financial intermediaries to the extent they provide shareholder services.


In adopting the 12b-1 Plan and the Servicing Plan (together, the "Plans"), the Board determined that there was a reasonable likelihood that the Plans would benefit the Funds and the shareholders of Class A, Class B and Class C shares. Information with respect to distribution and servicing revenues and expenses is presented to the Board quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. In its review of the Plans, the Board is asked to take into consideration expenses incurred in connection with the separate distribution and servicing of the Class A, Class B and Class C shares of each Fund.

The Class A, Class B and Class C shares are not obligated under the Plans to pay any distribution or servicing expenses in excess of the distribution and servicing fees. Thus, if the Plans were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the class to the Distributor.

The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through broker-dealers without the assessment of a front-end sales charge and at the same time to permit the Distributor to compensate broker-dealers on an ongoing basis in connection with assets in the Class B and Class C shares attributable to those broker-dealers.

The Plans provide that they shall continue in effect from year to year provided that a majority of the Board, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans (the "Independent Trustees"), vote annually to continue the Plans. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class A, Class B and Class C shares.

All distribution fees paid by the Funds under the 12b-1 Plan will be paid in accordance with Rule 2830 of the NASDR Rules of Conduct.

The Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses for each class (excluding (i) the Rule 12b-1 fees, and (ii) interest expenses related to borrowing transactions) at or below the following with respect to the average net assets for that class: two and thirty-five one-hundredths of one percent (2.35%) of the Long-Short Fund; and two and one-tenth of one percent (2.10%) of the Emerging Markets Fund. The Manager also may voluntarily reduce additional amounts to increase the return to a Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by a Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by a Fund of fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that a Fund is obligated to pay in order to increase the return to the Fund's investors. To the extent the Manager performs a service or assumes an operating expense for which a Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate the Distributor as well as other service providers of shareholder and administrative services.

The Manager considers a number of factors in determining which brokers or dealers to use for the Funds' portfolio transactions. These factors are more fully discussed in the Statement of Additional Information; they include, but are not limited to, reasonableness of commissions, quality of services, and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided that the Funds receive prompt execution at competitive prices, the Manager also may consider sale of the Funds' shares as a factor in selecting broker-dealers for the Funds' portfolio transactions. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding the Funds' policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Funds (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419898, Kansas City, Missouri 64141-6898, the Funds' transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Funds' principal custodian (the "Custodian").


How Net Asset Value Is Determined

The net asset value of each class of shares of the Funds is determined once daily as of the Funds' cutoff time on each day that the NYSE is open for trading. Generally this is 4:00 P.M. eastern time, or earlier when trading closes earlier. Per-share net asset value is calculated by dividing the value of each Fund's total net assets of a class by the total number of the Fund's shares of that class then outstanding. Each class will have a different per-share net asset value reflecting the specific expense structure of that class.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and ask price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the Manager and the Pricing Committee of the Board, respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of a Funds' shares even if there has not been any change in the foreign currency-denominated values of such securities.

Because foreign securities markets may close before the Funds determine their net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time a Fund calculates its net asset values may not be reflected in that Fund's calculation of net asset values unless the Manager, under the supervision of the Board, determines that a particular event would materially affect that Fund's net asset values.


Dividends and Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. Dividends are declared and paid annually. Capital gains are declared and paid in the last quarter of each year. Additional distributions, if necessary, may be made following a Fund's fiscal year end (June 30) in order to avoid the imposition of tax on the Fund. The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board.

Unless you request cash distributions in writing at least seven business days prior to the distribution, or on the New Account application, all dividends and other distributions will be reinvested automatically in additional shares of the relevant Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.


Distributions Affect a Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of a Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in a Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31 a Fund declared a dividend in the amount of $0.50 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.

If you buy shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. In the example above, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.50 per share as a dividend, and your shares would now be worth $9.50 per share. Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of net asset value of the Fund, regardless of whether you reinvested the dividends.


Taxation

Each Fund intends to qualify and elect as soon as possible to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Funds generally will not be liable for federal income tax or excise tax based on net income except to the extent that their earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If a Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation. A Fund may also incur tax liability to the extent that it invests in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gains over net long-term capital loss, that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from a Fund are considered ordinary income. Part of the distributions paid by a Fund may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gains over net short-term capital losses from transactions of a Fund are treated by shareholders as long-term capital gains regardless of the length of time that Fund's shares have been owned. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held for more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Funds.

Each Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisors regarding the particular tax consequences to them of an investment in shares of a Fund. Additional information on tax matters relating to the Funds and their shareholders is included in the Statement of Additional Information.

Special notice about California tax: Each Fund, particularly the Long-Short Fund, may not qualify as a regulated investment company for California income tax purposes and may be subject to California income tax equal to 8.84% of its net income (without any deduction for distributions) if more than 30% of its gross income is derived from the sale or disposition of securities held less than 3 months. The Taxpayer Relief Act of 1997 recently removed a similar 30% test for the federal corporate income tax on mutual funds. Although there can be no assurances, California legislation is expected to remove this California 30% requirement for this tax year. The Manager will not change its investment strategy in order to avoid this California income tax, which would reduce a Fund's total return for shareholders.

General Information

The Trust

Each Fund is a series of The Montgomery Funds II, a Delaware business trust organized on September 10, 1993 (the "Trust"). The Trust's Agreement and Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest, $0.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from those of each other series.

This prospectus relates only to the Class A, Class B and Class C shares of the Funds. The Funds have not designated other classes of shares but may in the future designate other classes of shares for specific purposes.


Shareholder Rights

Shares issued by the Funds have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by a Fund and to the net assets of the Fund upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund (e.g., approval of the Investment Management Agreement); all series of the Trust vote as a single class on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. Except as set forth herein, all classes of shares issued by each Fund shall have identical voting, dividend, liquidation and other rights, preferences, and terms and conditions. The only differences among the various classes of shares relate solely to the following: (a) each class may be subject to different class expenses; (b) each class may bear a different identifying designation; (c) each class may have exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class. Although the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.


Performance Information

From time to time, a Fund may publish its total return, such as in advertisements and communications to investors. Performance data may be quoted separately for each class of shares. Total return information generally will include a Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. A Fund may also advertise aggregate and average total return information over different periods of time. A Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against a Fund's income.

Investment results of a Fund will fluctuate over time, and any presentation of a Fund's total return for any prior period should not be considered a representation of what an investor's total return or current yield may be in any future period.


Legal Opinion

The  validity of shares  offered by this  prospectus  will be passed on by Paul,
Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San  Francisco,
California 94104.


Shareholder Reports and Inquiries

Each shareholder whose account is maintained at the Transfer Agent will receive the following information during the year:

o Confirmation statements are mailed after every transaction that affects your account balance, except for preauthorized automatic investment, exchange and redemption services (quarterly).

o Account statements are mailed after the close of each calendar quarter. (Retain your fourth-quarter statement for your tax records.)

o Annual and semi-annual reports are mailed approximately 60 days after June 30 and December 31.

o    1099 tax form(s) are mailed by January 31.

o An annual updated prospectus is mailed to existing shareholders in October or November.

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household for accounts having the same address regardless of the number of shareholders or accounts at that household or address. Any questions should be directed to The Montgomery Partners Series at (800) OWL-8758 (695-8758).



Backup Withholding Instructions

Shareholders are required by law to provide the Funds with their correct Social Security or other Taxpayer Identification number ("TIN"), regardless of whether they file tax returns. Failure to do so may subject a shareholder to penalties. Failure to provide a correct TIN or to check the appropriate boxes on the New Account application and to sign the shareholder's name could result in backup withholding by a Fund of an amount of federal income tax equal to 31% of taxable dividends, capital-gains distributions, redemptions, exchanges and other payments made to a shareholder's account. Any tax withheld may be credited against taxes owed on a shareholder's federal income tax return.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the Internal Revenue Service (the "IRS"). Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item on the New Account application. Dividends paid to a foreign shareholder's account by a Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder who is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, government agencies, financial institutions, registered securities and commodities dealers and others. For further information see Section 3406 of the Code and consult a tax advisor.


                        ---------------------------------


This prospectus is not an offering of the securities herein described in any state in which such offering is unauthorized. No salesperson, dealer or other person is authorized to give any information or make any representation other than those contained in this prospectus, the Statement of Additional Information or in the Funds' official sales literature.

Glossary


cash equivalents. These are short-term, interest-bearing instruments or deposits and may include, for example, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury bills, bank money market deposit accounts, master demand notes and money market mutual funds. These consist of high-quality debt obligations, certificates of deposit and bankers' acceptances rated at least A-1 by S&P or Prime-1 by Moody's, or the issuer has an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Manager.

convertible security.  This is a fixed-income security (a bond or some preferred stocks) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

covered call option. A call option is "covered" if a Fund owns the underlying securities, has the right to acquire such securities without additional consideration, has collateral assets sufficient to meet its obligations under the option, or owns an offsetting call option.

covered put option. A put option is "covered" if a Fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

CFTC. The U.S. Commodities Futures Trading Commission.

depositary  receipts.  These  include  American  Depositary  Receipts  ("ADRs"),
     European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar instruments. Depositary receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

derivatives.  These  include  forward  currency  exchange  contracts,   currency
     options, futures contracts, options, warrants, swaps and options on futures contracts on U.S. government and foreign government securities, currencies and indices.

FNMA. The Federal National Mortgage Association.

forward currency contracts. This is a contract individually negotiated and privately traded by currency traders and their customers which creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. A Fund generally may enter into forward contracts with terms greater than one year.

futures and options on futures. A futures contract is an agreement to buy or sell a security, instrument or commodity at an agreed-upon price sometime in the future. Futures contracts also may relate to securities indices or the underlying securities. These often are standardized agreements traded on futures exchanges. Options on futures are the right, but not the obligation, to buy or sell an underlying futures contract at a specific price during a specified time period.

GNMA. The Government National Mortgage Association.

illiquid securities. A Fund treats as illiquid any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit. A Fund also treats as illiquid repurchase agreements with maturities in excess of seven days. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

investment grade. Investment-grade debt securities are those rated within the four highest grades by S&P (at least BBB), Moody's (at least Baa) or Fitch (at least Baa) or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board.

leverage. Some Funds may use leverage in an effort to increase return. Although leverage creates an opportunity for increased income and gain, it can also magnify losses and create certain risk considerations. Leveraging also creates interest expenses that can exceed any income from the assets retained.

repurchase  agreement.  With a  repurchase  agreement,  a Fund  acquires  a U.S.
     government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price.

reverse repurchase agreement. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

securities lending. A Fund may lend securities to brokers, dealers and other financial organizations. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

U.S. government securities. These include U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

warrant. Typically, this warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

when-issued  and  forward  commitment  securities.  A  Fund  may  purchase  U.S.
     government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed-delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked-to-market daily. There is a risk that the securities may not be delivered and that a Fund may incur a loss.

Investment Manager

   Montgomery Asset Management, LLC
   101 California Street
   San Francisco, California 94111
   (800) OWL-8758 (695-8758)


Distributor

   Funds Distributor, Inc.
   101 California Street
   San Francisco, California 94111
   (800) OWL-8758 (695-8758)


Custodian

   Morgan Stanley Trust Company
   One Pierrepont Plaza
   Brooklyn, New York 11201


Transfer Agent

   DST Systems, Inc.
   P.O. Box 419898
   Kansas City, Missouri 64141-6898
   (800) OWL-8758 (695-8758)


Legal Counsel

   Paul, Hastings, Janofsky & Walker LLP
   345 California Street
   San Francisco, California 94104



                  THE MONTGOMERY PARTNERS SERIES
                  101 California Street
                  San Francisco, California 94111
                  (800) OWL-8758 (695-8758)

      ---------------------------------------------------------------------

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                        MONTGOMERY GLOBAL LONG-SHORT FUND
                     MONTGOMERY EMERGING MARKETS FOCUS FUND

      ---------------------------------------------------------------------

                             THE MONTGOMERY FUNDS II



                        MONTGOMERY PARTNERS SERIES FUNDS:



                        MONTGOMERY GLOBAL LONG-SHORT FUND
                     MONTGOMERY EMERGING MARKETS FOCUS FUND


                              101 California Street
                         San Francisco, California 94111
                            (800) OWL-8758 (695-8758)


                       STATEMENT OF ADDITIONAL INFORMATION
                                December 31, 1997

The Montgomery Funds II (the "Trust") is an open-end management investment company organized as a Delaware business trust with different series of shares of beneficial interest. The Trust does business under the name The Montgomery Partners Series and it consists of four series, two of which are discussed here, the Montgomery Global Long-Short Fund and the Montgomery Emerging Markets Focus Fund (each a "Fund" and collectively the "Funds"). The Funds are managed by Montgomery Asset Management, LLC (the "Manager") and distributed by Funds Distributor, Inc. (the "Distributor"). This Statement of Additional Information contains information in addition to that set forth in the prospectus for the Funds (the "prospectus") dated December 31, 1997, as may be revised from time to time. The prospectus provides the basic information a prospective investor should know before purchasing shares of the Funds and may be obtained without charge at the address or telephone number provided above. This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus.

TABLE OF CONTENTS


The Trust...................................................................2
Investment Objectives and Policies of the Funds.............................2
Risk Factors...............................................................11
Investment Restrictions....................................................13
Purchase of Shares.........................................................15
Distributions and Tax Information..........................................17
Trustees and Officers......................................................22
Investment Management and Other Services...................................25
Execution of Portfolio Transactions........................................28
Additional Purchase and Redemption Information.............................30
Determination of Net Asset Value...........................................32
Principal Underwriter......................................................34

Performance Information....................................................34
General Information........................................................37
Financial Statements.......................................................37
Appendix...................................................................38



                                    The Trust

The Trust is an open-end management investment company organized as a Delaware business trust on September 10, 1993, and registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust currently offers shares of beneficial interest, $.01 par value per share, in various series. Each series offers several classes of shares. This Statement of Additional Information pertains to Class A, Class B and Class C shares of the Montgomery Global Long-Short Fund (the "Long-Short Fund") and the Montgomery Emerging Markets Focus Fund (the "Emerging Markets Fund").


                 Investment Objectives and Policies of the Funds

The investment objectives and policies of the Funds are described in detail in the prospectus. The following discussion supplements the discussion in the prospectus.

Each Fund is a diversified series of the Trust, an open-end management investment company offering redeemable shares of beneficial interest. The achievement of each Fund's investment objective will depend on market conditions generally and on the Manager's analytical and portfolio management skills.


Portfolio Securities

Depositary Receipts. Each Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of each Fund's investment policies, each Funds' investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

Other Investment Companies. To the extent allowed in the prospectus, each Fund may invest in securities issued by other investment companies investing in securities in which each Fund can invest provided that such investment companies invest in portfolio securities in a manner consistent with each Fund's investment objective and policies. Applicable provisions of the Investment Company Act require that each Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (b) either a Fund and affiliated persons of that Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by that Fund in excess of 1% of the company's total outstanding shares be deemed illiquid); or that Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with their own operations.

U.S. Government Securities. Generally, the value of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities") held by the Funds will fluctuate inversely with interest rates. U.S. Government securities in which the Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. Government, including the Federal Housing Administration ("FHA"), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Bank, Farm Credit System Financial Assistance Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Financing Corporation, Federal Financing Bank, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee
Valley Authority, Resolution Funding Corporation, Student Loan Marketing Association and Washington Metropolitan Area Transit Authority. Direct obligations of the U.S. Treasury include a variety of securities that differ primarily in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, each Fund will not invest in obligations issued by an instrumentality of the U.S. Government unless the Manager determines that the instrumentality's credit risk makes its securities suitable for investment by a Fund.

Risk Factors/Special Considerations Relating to Debt Securities. Each Fund may invest in debt securities which are rated below Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P") or Fitch Investor Services ("Fitch"), or, if unrated, are deemed to be of equivalent investment quality by the Manager. As an operating policy, which may be changed by the Board of Trustees (the "Board") without shareholder approval, each Fund will invest no more than 5% (35% for the Emerging Markets Fund) of its assets in debt securities rated below Baa by Moody's or BBB by S&P or Fitch, or, if unrated, of equivalent investment quality as determined by the Manager. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in each Fund's net asset values.

Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P or Fitch are obligations on which no interest is being paid. Bonds rated below BBB or Baa are often referred to as "junk bonds."

Although such bonds may offer higher yields than higher rated securities, low rated debt securities generally involve greater price volatility and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated debt securities are traded are more limited than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect, and cause fluctuations in, the daily net asset values of that Fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of each Fund to achieve its investment objective may, to the extent it invests in low rated debt securities, be more dependent upon such credit analysis than would be the case if that Fund were investing in higher rated debt securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated debt securities, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of low rated debt securities owned by a Fund defaults, that Fund may incur additional expenses seeking financial recovery. The low rated bond market is relatively new, and many of the outstanding low rated bonds have not endured a major business downturn.


Hedging and Risk Management Practices

In order to hedge against foreign currency exchange rate risks, each Fund may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. Each Fund also may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

Each Fund also may purchase other types of options and futures and may, in the future, write options, as described below and in its prospectus.

Forward Contracts. Each Fund may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed upon price at a future date.

Each Fund may enter into forward contracts, for example, when its enters into a contract for the purchase or sale of a security denominated in a foreign currency or they are expecting a dividend or interest payment, in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into forward contracts to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, they may enter into a forward contract to buy that currency for a fixed dollar amount.

In connection with each Fund's forward contract transactions, an amount of each Fund's assets equal to the amount of its commitments will be held aside or segregated to be used to pay for the commitments. Accordingly, each Fund always will have cash, cash equivalents or liquid equity or debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Designated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate them, and the ability of the Funds to utilize forward contracts may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Fund than if it had not entered into such contracts. Each Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

Futures Contracts and Options on Futures Contracts. To hedge against movements in interest rates, securities prices or currency exchange rates, each Fund may purchase and sell various kinds of futures contracts and options on futures contracts. Each Fund also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.

The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the representation that each series of the Trust will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that each Fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of each Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

Each Fund will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by that Fund or which they expect to purchase. Each Fund's futures transactions generally will be entered into only for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect a Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While each Fund's futures contracts on securities or currencies will usually be liquidated in this manner, each Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

By using futures contracts to hedge its positions, each Fund seeks to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that each Fund proposes to acquire. For example, when interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, each Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. Each Fund can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that Fund has acquired or expects to acquire.

As part of its hedging strategy, each Fund also may enter into other types of financial futures contracts if, in the opinion of the Manager, there is a sufficient degree of correlation between price trends for that Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having that Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting that Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of a Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

The acquisition of put and call options on futures contracts gives a Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives a Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

A Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. A Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

Loss from investing in futures transactions by a Fund is potentially unlimited.

A Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining their qualification as a regulated investment company for federal income tax purposes.

Options on Securities, Securities Indices and Currencies. Each Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolios and on any securities index based in whole or in part on securities in which that Fund may invest. Each Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options it has purchased.

A Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option entitles a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

Each Fund may purchase and sell options that are traded on U.S. and foreign exchanges and options traded over the counter ("OTC options") with broker-dealers who make markets in these options. The ability to terminate OTC options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Trading in OTC options is also subject to the risk that the other party will be unable or unwilling to close out options purchased by a Fund.

Although a Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary  markets  on an  exchange  may not  exist or may not be  liquid  for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


Each Fund may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option involves a Fund's giving another party, in return for a premium, the right to buy specified securities owned by that Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, a Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Fund's ability to sell the underlying security is limited while the option is in effect unless that Fund effects a closing purchase transaction.


Each Fund also may write covered put options that give the holder of the option the right to sell the underlying security to that Fund at the stated exercise price. A Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, the Funds will cause their custodian to designate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. In designating such assets, the custodian either deposits such assets in a segregated account or separately identifies such assets and renders them unavailable for investment. A Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of that Fund's total assets.


Each Fund may write options that are not covered by portfolio securities. This is regarded as a speculative investment technique that could expose the Fund to substantial losses. Each Fund will designate liquid securities in the amount of its potential obligation under uncovered options, and increase or decrease the amount of designated assets daily based on the amount of the then-current obligation under the option.

This designation of liquid assets will not eliminate the risk of loss from writing the option but it will ensure that the Fund can satisfy its obligations under the option.


There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of a Fund's orders.


Other Investment Practices

Repurchase Agreements. As noted in the prospectus, each Fund may enter into repurchase agreements. A Fund's repurchase agreements generally will involve a short-term investment in a U.S. Government security or other high grade liquid debt security, with the seller of the underlying security agreeing to repurchase it from that Fund at a mutually agreed-upon time and price. The repurchase price generally is higher than the purchase price, the difference being interest income to a Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on the date of repurchase. In either case, the income to that Fund is unrelated to the interest rate on the underlying security.

Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Manager, acting under the supervision of the Board, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom each Fund enters into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Board.

A Fund generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. Each Fund regards repurchase agreements with maturities in excess of seven days as illiquid. To the extent permitted in the prospectus, each Fund may invest in illiquid securities, including repurchase agreements with maturities greater than seven days.

For purposes of the Investment Company Act, a repurchase agreement is deemed to be a collateralized loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

Apart from the risk of bankruptcy or insolvency proceedings, a Fund also runs the risk that the seller may fail to repurchase the security. However, a Fund always requires collateral for any repurchase agreement to which it is a party in the form of securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by that Funds plus accrued interest, and that Fund makes payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Funds, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement at all times equals or exceeds the repurchase price (including interest) at all times.

Each Fund may participate in one or more joint accounts with other funds of the Trust that may invest in repurchase agreements collateralized either by (i) obligations issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities, or (ii) privately issued mortgage-related securities that are in turn collateralized by securities issued by GNMA, FNMA or FHLMC, and are rated in the highest rating category by a nationally recognized statistical rating organization, or, if unrated, are deemed by the Manager to be of comparable quality using objective criteria. Any such repurchase agreement will have, with rare exceptions, an overnight, over-the-weekend or over-the-holiday duration, and in no event will have a duration of more than seven days.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, as set forth in the prospectus. A Fund typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of proceeds involves leverage, and a Fund will enter into a reverse repurchase agreement for leverage purposes only when the Manager believes that the interest income to be earned from the investment of the proceeds would be greater than the interest expense of the transaction. A Fund also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when sale of that Funds' securities is disadvantageous.

A Fund causes its custodian to designate liquid assets, such as cash, U.S. Government securities or other liquid equity or debt securities equal in value to its obligations (including accrued interest) with respect to reverse repurchase agreements. In segregating such assets, the custodian either places such securities in a segregated account or separately identifies such assets and renders them unavailable for investment. Such assets are marked to market daily to ensure that full collateralization is maintained.

Lending of Portfolio Securities. Although each Fund does not currently intend to do so, to the extent permitted by the prospectus, each Fund may lend its portfolio securities in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of a Fund or the borrower at any time. Upon such termination, a Fund is entitled to obtain the return of the securities loaned within five business days.

For the duration of the loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to the securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Manager to be creditworthy, and when, in the judgment of the Manager, the income which can be earned currently from such loans justifies the attendant risk.

When-Issued and Forward Commitment Securities. Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer. While each Fund reserves the right to sell when-issued or delayed delivery securities prior to the settlement date, each Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining their net asset values. The market value of the when-issued securities may be more or less than the settlement price. The Funds do not believe that their net asset values will be adversely affected by their purchase of securities on a when-issued or delayed delivery basis. Each Fund causes its custodian to designate cash, U.S. Government securities or other liquid equity or debt securities with a value equal in value to commitments for when-issued or delayed-delivery securities. The segregated securities either will mature or, if necessary, be sold on or before the settlement date. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Funds will earn no income on these assets.

Illiquid Securities. To the extent permitted by the prospectus, each Fund may invest in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among others, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Illiquid securities also include shares of an investment company held by a Fund in excess of 1% of the total outstanding shares of that investment company. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Illiquid securities acquired by a Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time that Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and that Fund might be unable to dispose of such securities promptly or at favorable prices.

The Board has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including but not limited to (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board.


                                  Risk Factors

Foreign Securities. Investors in each Fund should consider carefully the substantial risks involved in securities of companies located or doing business in, and governments of, foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding companies in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements often may not be comparable to those applicable to U.S. companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

Emerging Markets Countries. The Emerging Markets Fund will, and the Long-Short Fund may, invest in securities of companies domiciled in, and in markets of, so-called "emerging markets countries." These investments may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging markets countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain emerging markets countries may be slowed or reversed by unanticipated political or social events in such countries.

Exchange Rates and Policies. Each Fund, and particularly the Emerging Markets Fund, endeavors to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchanges (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to that Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

A Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

The Board considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services").

Hedging Transactions. While transactions in forward contracts, options, futures contracts and options on futures (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for that Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

Perfect correlation between a Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

                             Investment Restrictions

The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund's outstanding voting securities as defined in the Investment Company Act. Each Fund may not:

1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of that Fund would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable.

2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies,
         (b) through the lending of up to 30% of its portfolio securities as described above and in its prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

3.       (a)      Borrow  money in excess of one-third of the value of its total assets (at the lower of cost or fair market  value).  Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings,  and, in
                  the  case  of  the  Emerging   Markets   Fund,  no  additional
                  investments may be made while any such borrowings are in excess of 10% of total assets.

         (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or hedging transactions.

4. Except as disclosed in the prospectus or required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude that Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

5. Buy or sell real estate (including interests in real estate limited partnerships or issuers that qualify as real estate investment trusts under federal income tax law) or commodities or commodity contracts; however, that Fund, to the extent not otherwise prohibited in its prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in its prospectus and Statement of Additional Information. As an operating policy which may be changed without shareholder approval, a Fund may invest in real estate investment trusts only up to 10% of its total assets.

6. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in its prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

7. Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by that Fund. (This is an operating policy which may be changed without shareholder approval consistent with the Investment Company Act and changes in relevant SEC interpretations.)

8. Invest in any issuer for purposes of exercising control or management of the issuer. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act.)

9. Invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. (This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.) For purposes of this restriction, each Fund generally relies on the U.S. Office of Management and Budget's Standard Industrial Classifications.

10. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit each Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase transactions.


11. Except as described in its prospectus and this Statement of Additional Information, acquire, dispose of or write put, call, straddle or spread options unless the aggregate premiums paid on, and assets subject to, all such options which are held at any time do not exceed 25% of that Fund's total assets.


12. Except as described in its prospectus and this Statement of Additional Information, engage in short sales of securities. (This is an operating policy which may be changed without shareholder approval, consistent with applicable regulations.)

13. Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of that Fund's net assets. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value. (This is an operating policy which may be changed without shareholder approval.)

14. Purchase more than 10% of the outstanding voting securities of any one issuer. (This is an operating policy which may be changed without shareholder approval.)

15. Invest in commodities; except that the Fund may invest in futures contracts or options on futures contracts (a) for bona fide hedging purposes within the meaning of CFTC regulations, or (b) for other than bona fide hedging purposes if, as a result thereof, no more than 5% of that Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board and notice to shareholders.

If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


                               Purchase of Shares

Each Fund issues three classes of shares: Class A shares are sold to investors choosing the initial sales charge alternatives, and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Each Class A, Class B and Class C share, based on its respective net asset value, represents an identical interest in the investment portfolio of its respective Fund, and has the same rights, except that Class B and Class C shares bear the expenses of the ongoing distribution fees. Class B and Class C shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which distribution fees are paid.

Each Fund has entered into separate distribution agreements with the Distributor in connection with the subscription and continuous offering of each class of shares of each Fund (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of each Fund. After the prospectuses, Statements of Additional Information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs.


Initial sales charge alternatives--Class A shares

The term "purchase," as used in the prospectus and this Statement of Additional Information in connection with an investment in Class A shares of each Fund, refers to a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his or her or their own account and single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company", as that term is defined in the Investment Company Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.


Reduced initial sales charges


Right of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of a Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of a Fund and of other Montgomery Partners Series funds. A purchaser may include shares held by that purchaser's immediate family, i.e., minor children, spouse and, if in the same household, adult children, siblings and grandparents. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.


Letter of Intention. Reduced sales charges are applicable to purchases aggregating more than $25,000 of Class A shares of a Fund and of funds in The Montgomery Partners Series made within a 13-month period starting with the first purchase pursuant to a Letter of Intention. The Letter of Intention is available only to investors whose accounts are maintained at DST Systems, Inc., the Funds' transfer agent (the "Transfer Agent"). The Letter of Intention is not a binding obligation to purchase any amount of Class A shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intention may be included under a subsequent Letter of Intention executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A shares of The Montgomery Partners Series funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intention, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intention (minimum of $25,000), the investor will be notified and must pay, within 20 days of the expiration of such Letter, the difference between the sales charge on the Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A shares equal to five percent of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intention must be at least five percent of the dollar amount of such Letter. If a purchase during the term of such Letter otherwise would be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to the reduced percentage sales charge which would be applicable to a single purchase equal to the total dollar value of the Class A shares then being purchased under such Letter, but there will be no retroactive reduction of the sales charges on any previous purchase.

The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intention will be deducted from the total purchases made under such Letter.

Purchase Privilege of Certain Persons. The following individuals and groups may purchase Class A shares of each Fund at net asset value: current or retired directors, trustees, partners, members, officers and employees of the Trust, the Distributor, the Manager and its shareholders, certain family members of the above persons, and trusts or plans primarily for such persons; current or retired registered representatives or full-time employees and their spouses and minor children and plans of such persons; investors who exchange their shares from an unaffiliated investment company which has a sales charge, so long as shares are purchased within 60 days of the redemption; trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees; investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services; employer-sponsored benefit plans in connection with purchases of shares of Class A shares made as a result of participant-directed exchanges between options in such a plan; 'wrap accounts' for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of Class A shares; and such other persons as are determined by the Board (or by the Distributor pursuant to guidelines established by the Board) to have acquired shares under circumstances not involving any sales expense to the Trust or the Distributor.

Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.


Employer-sponsored retirement or savings plans and certain other arrangements

Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class A shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments. Certain other plans may purchase Class B shares with a waiver of the CDSC upon redemption, based on similar criteria. Such Class B shares will convert into Class A shares approximately at the beginning of the seventh year after the plan purchases the first share of any Montgomery Partners Series fund. Minimum purchase requirements may be waived or varied for such plans. Additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements are available from The Montgomery Partners Series at
(800) OWL-8758 (695-8758).


Deferred sales charges--Class B and Class C shares

As discussed in the prospectus, while Class B shares redeemed within six years of purchase are subject to a CDSC under most circumstances, the charge is waived on redemptions of Class B shares in connection with certain post-retirement withdrawals from an Individual Retirement Account ("IRA") or other retirement plan or following the death or disability of a Class B shareholder. Redemptions for which the waiver applies are: (a) any partial or complete redemption in connection with a tax-free distribution following retirement under a tax-deferred retirement plan or attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for the life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA; or (b) any partial or complete redemption following the death or disability (as defined in the Code) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided that the redemption is requested within one year of the death or initial determination of disability.


                        Distributions and Tax Information

Distributions. Each Fund will receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in its operations, is a Fund's net investment income, substantially all of which will be declared as dividends to that Fund's shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by that Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Funds do not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

Each Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year a Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, that Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that Fund's shares may have been held by the shareholders. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

Any dividend or distribution paid by a Fund reduces that Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

Tax Information. The Funds intend to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that each Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of a Fund.

In order to qualify as a regulated investment company, the Funds must, among other things, (a) derive at least 90% of their gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and
(b) diversify their holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of a Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Funds will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If a Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

Distributions of net investment income and net realized capital gains by a Fund will be taxable to shareholders whether made in cash or reinvested by that Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from a Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of that Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

Each Fund or the securities dealer effecting a redemption of a Fund's shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, each Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which that Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

Each Fund intends to declare and pay dividends and other distributions, as stated in the prospectus. In order to avoid the payment of any federal excise tax based on net income, each Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

Each Fund may receive dividend distributions from U.S. corporations. To the extent that a Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of that Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

If more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, that Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by that Fund. If this election is made, shareholders will be
(i) required to include in their gross income their pro rata share of that Fund's foreign source income (including any foreign income taxes paid by that Fund), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by that Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by that Fund) to be included in their income tax returns. If not more than 50% in value of a Fund's total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, that Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by that Fund. In this case, these taxes will be taken as a deduction by the Fund.

Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. Each Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that each Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. Each Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

Hedging. The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by each Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by each Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

For accounting purposes, when a Fund purchases an option, the premium paid by that Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by that Fund upon the expiration or sale of such options held by that Fund generally will be capital gain or loss.

Any security, option, or other position entered into or held by a Fund that substantially diminishes that Fund's risk of loss from any other position held by that Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that a Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

Certain  options,  futures  contracts and forward  contracts that are subject to
Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by each Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of each Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

A shareholder who purchases shares of a Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the fund and the purchase price of that Fund's shares acquired by the shareholder.

Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment which is clearly identified in the dealer's records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of a Fund held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

Redemptions and exchanges of shares of a Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

The above discussion and the related discussion in the prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in a Fund. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from a Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in a Fund.

                              Trustees and Officers

The Trustees of the Trust are responsible for the overall management of each Fund, including general supervision and review of its investment activities. The officers (the Trust, as well as two an affiliated Trusts, The Montgomery Funds and The Montgomery Funds III, have the same officers), who administer each Fund's daily operations, are appointed by the Boards of Trustees. The current Trustees and officers of the Trusts performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below:

Richard W. Ingram, President and Treasurer (Age 42)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. Ingram is the Executive Vice President and Director of Client Services and Treasury Administration of FDI; Senior Vice President of Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies advised or administered by JP Morgan ("Morgan"), Dreyfus Corporation ("Dreyfus"), Waterhouse Asset Management, Inc. ("Waterhouse"), RCM Capital Management LLC ("RCM") and Harris Trust and Savings Bank ("Harris") or their respective affiliates. Prior to April 1997, Mr. Ingram was Senior Vice President and Director of Client Services and Treasury Administration of FDI. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc.

Karen Jacoppo-Wood, Vice President and Assistant Secretary (Age 30)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Jacoppo-Wood is the Assistant Vice President of FDI and an officer of certain investment companies advised or administered by Morgan, Waterhouse, RCM and Harris or their respective affiliates. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager, SEC Registration, Scudder, Stevens & Clark, Inc. From 1988 to May 1994, Ms. Jacoppo-Wood was a Senior Paralegal at The Boston Company Advisers, Inc. ("TBCA").

Elizabeth A. Keeley, Vice President and Assistant Secretary (Age 28)

200 Park Avenue, New York, New York 10166. Ms. Keeley is the Vice President and Senior Counsel of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus, RCM, Waterhouse and Harris or their respective affiliates. Prior to August 1996, Ms. Keeley was Assistant Vice President and Counsel of FDI and premier Mutual. Prior to September 1995, Ms. Keeley was enrolled at Fordham University School of Law and received her J.D. in May 1995. Prior to September 1995, Ms. Keeley was an Assistant at the National Association for Public Interest Law.

Christopher J. Kelley, Vice President and Assistant Secretary (Age 32)

60 State Street, Suite 300, Boston, Massachusetts 02109. Mr. Kelley is the Vice President and Associate General Counsel of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Waterhouse and Harris or their respective affiliates. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From 1992 to 1994, Mr. Kelley was employed by Putnam Investments in Legal and Compliance capacities. Prior to 1992, Mr. Kelley attended Boston College Law School, from which he graduated in May 1992.

Mary A. Nelson, Vice President and Assistant Treasurer (Age 33)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Nelson is the Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus, Waterhouse, RCM and Harris or their respective affiliates. From 1989 to 1994 Ms. Nelson was Assistant Vice President and Client Manager for The Boston Company, Inc.

Gary S. MacDonald, Vice President and Assistant Treasurer (Age 32)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. MacDonald is the Vice President of FDI with which he has been associated since November 1996. He also is an officer of certain investment companies advised or administered by RCM. From September 1992 to November 1996 he was Vice President of Bay. Banks Investment Management/Bay Bank Financial Services; and from April 1989 to September 1992 he was an Analyst at Wellington Management Company.

Marie E. Connolly, Vice President and Assistant Treasurer (Age 40)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Connolly is the President, Chief Executive Officer, Chief Compliance Officer and Director of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan and Dreyfus or their respective affiliates. From December 1991 to July 1994, Ms. Connolly was President and Chief Compliance Officer of FDI. Prior to December 1991, Ms. Connolly served as Vice President and Controller, and later Senior Vice President of TBCA.

Douglas C. Conroy, Vice President and Assistant Treasurer (Age 28)

60 State Street, Suite 130, Boston, Massachusetts 02109. Mr. Conroy is the Assistant Vice President and Manager of Treasury Services and Administration of FDI and an officer of certain investment companies advised or administered by Morgan and Dreyfus or their respective affiliates. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, Mr. Conroy was employed as a Fund Accountant at The Boston Company, Inc.

Joseph F. Tower, III, Vice President and Assistant Treasurer (Age 35)

60 State  Street,  Suite 1300,  Boston,  Massachusetts  02109.  Mr. Tower is the
Executive Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI; Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus and Waterhouse or their respective affiliates. Prior to April 1997, Mr. Tower was Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company, Inc.

John A. Farnsworth, Trustee (Age 55)

One California Street, Suite 1950, San Francisco, California 94111. Mr. Farnsworth is a partner of Pearson, Caldwell & Farnsworth, Inc., an executive search consulting firm. From May 1988 to September 1991, Mr. Farnsworth was the Managing Partner of the San Francisco office of Ward Howell International, Inc., and executive recruiting firm. From May 1987 until May 1988, Mr. Farnsworth was Managing Director of Jeffrey Casdin & Company, an investment management firm specializing in biotechnology companies. From May 1984 until May 1987, Mr. Farnsworth served as a Senior Vice President of Bank of America and head of the U.S. Private Banking Division.

Andrew Cox, Trustee (Age 53)

750 Vine Street, Denver, Colorado 80206. Since June 1988, Mr. Cox has been engaged as an independent investment consultant. From September 1976 until June 1988, Mr. Cox was a Vice President of the Founders Group of Mutual Funds, Denver, Colorado, and Portfolio Manager or Co-Portfolio Manager of several of the mutual funds in the Founders Group.

Cecilia H. Herbert, Trustee (Age 48)

2636 Vallejo Street, San Francisco, California 94123. Ms. Herbert was Managing Director of Morgan Guaranty Trust Company. From 1983 to 1991 she was General Manager of the bank's San Francisco office, with responsibility for lending, corporate finance and investment banking. Ms. Herbert is a member of the Board of Schools of the Sacred Heart, and is a member of the Archdiocese of San Francisco Finance Council, where she chairs the Investment Committee.

R. Stephen Doyle, Chairman of the Board of Trustees (Age 56).*

101 California Street, San Francisco, California 94111. Mr. Doyle has been the Chairman and a Director of Montgomery Asset Management, Inc., the general partner of the Manager, and Chairman of the Manager since April 1990. Mr. Doyle is a managing director of the investment banking firm of Montgomery Securities, the Fund's former Distributor, and has been employed by Montgomery Securities since October 1983.

The officers of the Trusts, and the Trustees who are considered "interested persons" of the Trusts, receive no compensation directly from the Trusts for performing the duties of their offices. However, those officers and Trustees who are officers or partners of the Manager or the Distributor may receive remuneration indirectly because the Manager will receive a management fee from the Funds and Funds Distributor, Inc., will receive commissions for executing portfolio transactions for the Funds. The Trustees who are not affiliated with the Manager or the Distributor receive an annual retainer and fees and expenses for each regular Board meeting attended. The aggregate compensation paid by each Trust to each of the Trustees during the fiscal year ended June 30, 1997, and the aggregate compensation paid to each of the Trustees during the fiscal year ended June 30, 1997 by all of the registered investment companies to which the Manager provides investment advisory services, are set forth below.

The officers of the Trust, and the Trustees who are considered "interested persons" of the Trust, receive no compensation directly from the Trust for performing the duties of their offices. However, those officers and Trustees who are officers or partners of the may receive remuneration indirectly because the Manager will receive a management fee from the Funds and Funds Distributor, Inc., will receive commissions for executing portfolio transactions for the Funds. The Trustees who are not affiliated with the Manager or the Distributor receive an annual retainer and fees and expenses for each regular Board meeting attended. The aggregate compensation paid by the Trust to each of the Trustees during the fiscal year ended June 30, 1997, and the aggregate compensation paid to each of the Trustees during the fiscal year ended June 30,


------------------------

* Trustee deemed an "interested person" of the Funds as defined in the Investment Company Act.

                                       24



1997 by all of the registered investment companies to which the Manager provides investment advisory services, are set forth below.

--------------------------------- ----------------------------- ------------------------------ -----------------------------
Name of Trustee                   Aggregate Compensation from       Pension or Retirement      Total Compensation From the
                                           the Trust             Benefits Accrued as Part of      Trust and Fund Complex
                                                                       Fund Expenses*             (2 additional Trusts)
--------------------------------- ----------------------------- ------------------------------ -----------------------------
R. Stephen Doyle                              None                           --                            None
--------------------------------- ----------------------------- ------------------------------ -----------------------------
John A. Farnsworth                           $5,000                          --                          $35,000
--------------------------------- ----------------------------- ------------------------------ -----------------------------
Andrew Cox                                   $5,000                          --                          $35,000
--------------------------------- ----------------------------- ------------------------------ -----------------------------
Cecilia H. Herbert                           $5,000                          --                          $35,000
--------------------------------- ----------------------------- ------------------------------ -----------------------------

* The Trusts do not maintain pension or retirement plans.


Each of the above persons serves in the same capacity for The Montgomery Funds and The Montgomery Funds III, investment companies registered under the Investment Company Act, with separate series of funds managed by the Manager.


                    Investment Management and Other Services

Investment Management Services. As stated in the prospectus, investment management services are provided to the Funds by Montgomery Asset Management, LLC, the Manager, pursuant to an Investment Management Agreement between the Manager and The Montgomery Funds II dated July 31, 1997 (the "Agreement").

The Agreement is in effect with respect to each Fund for two years after that Fund's inclusion in the Trust's Agreement (on or around the beginning of public operations) and shall continue in effect thereafter for periods not exceeding one year so long as such continuation is approved at least annually by (i) the Board or the vote of a majority of the outstanding shares of that Fund, and (ii) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by the respective Fund or the Manager upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act.

For services performed under the Agreement, the Montgomery Global Long-Short Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the average daily net assets of that Fund, at the annual rate of one-hundred-fifty one-hundredths of one percent (1.50%) of the first $250 million in average daily net assets and one-hundred-twenty-five one-hundredths of one percent (1.25%) of average daily assets over $250 million. As noted in the prospectus, the Manager has agreed to reduce some or all of its management fee if necessary to keep total operating expenses for the Montgomery Global Long-Short Fund (excluding any Rule 12b-1 distribution fees), expressed on an annualized basis, at or below two and thirty-five one-hundredths of one percent (2.35%) of that Fund's average net assets

For services performed under the Agreement, the Montgomery Emerging Markets Focus Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the average daily net assets of that Fund, at the annual rate of one-hundred-twenty-five one-hundredths of one percent (1.25%) of the first $500 million in average daily net assets and one percent (1.00%) of average daily assets over $500 million. As noted in the prospectus, the Manager has agreed to reduce some or all of its management fee if necessary to keep total operating expenses for the Montgomery Emerging Markets Focus Fund (excluding any Rule 12b-1 distribution fees), expressed on an annualized basis, at or below two and one-tenth of one percent (2.10%) of that Fund's average net assets

The Manager also may voluntarily reduce additional amounts to increase the return to each Fund's investors. Any reductions made by the Manager in its fees are subject to reimbursement by a Fund within the following three years provided that Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitation. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by a Fund for fees and expenses for the current year.

Operating expenses for purposes of the Agreement include the Manager's management fee but do not include any taxes, interest, brokerage commissions, if any, expenses incurred in connection with any merger or reorganization, any extraordinary expenses such as litigation, and such other expenses as may be deemed excludable with the prior written approval of any state securities commission imposing an expense limitation. The Manager may also at its discretion from time to time pay for other Fund expenses from its own funds or reduce the management fee of a Fund in excess of that required.

The Agreement was approved with respect to each Fund by the Board at a duly called meeting. In considering the Agreement, the Trustees specifically considered and approved the provision which permits the Manager to seek reimbursement of any reduction made to its management fee within the three-year period following such reduction subject to a Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. The Trustees also considered that any such management fee reimbursement will be accounted for on the financial statements of a Fund as a contingent liability of that Fund and will appear as a footnote to that Fund's financial statements until such time as it appears that Fund will be able to effect such reimbursement. At such time as it appears probable that Fund is able to effect such reimbursement, the amount of reimbursement that Fund is able to effect will be accrued as an expense of that Fund for the then-current period.

The Manager also serves as each Fund's Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each Fund's administrative operations. As compensation, each Fund pays the Administrator a monthly fee at the annual rate of seven one-hundredths of one percent (0.07%) of that Fund's average daily net assets (six one-hundredths of one percent (0.06%) of that Fund's average daily net assets over $250 million).

The Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trust and who are also affiliated persons of the Manager.

The use of the name "Montgomery" by the Trust and by each Fund is pursuant to the consent of the Manager, which may be withdrawn if the Manager ceases to be the Manager of a Fund.

Share Marketing Plan. The Trust has adopted a Share Marketing Plan (or Rule 12b-1 Plan) (the "12b-1 Plan") with respect to each Fund pursuant to Rule 12b-1 under the Investment Company Act. The Distributor serves as the distribution coordinator under the 12b-1 Plan and, as such, receives any fees paid by each Fund pursuant to the 12b-1 Plan.

The Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the 12b-1 Plan for the Class B and Class C shares of each Fund. Class A shares are not covered by the 12b-1 Plan.

Under the 12b-1 Plan, each Fund pays distribution fees to the Distributor at an annual rate of 0.75% of each Fund's aggregate average daily net assets attributable to its Class B and Class C shares to reimburse the Distributor for its expenses in connection with the promotion and distribution of those Classes. The 12b-1 Plan provides that the Distributor may use the distribution fees received from the class of a Fund covered by the 12b-1 Plan only to pay for the distribution expenses of that class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class B and Class C shares as accrued. Class B and Class C shares are not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the class to the Distributor. The Distributor may retain (rather than pay to third parties) fees paid under the 12b-1 Plan on the Class C shares during the first year of purchase.


The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board, including a majority of the Independent Trustees, vote annually to continue the 12b-1 Plan. The 12b-1 Plan (and any distribution agreement between a Fund and the Distributor and a selling agent with respect to the Class B and Class C shares) may be terminated without penalty upon at least 60-days' notice by the Distributor, or by that Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the Investment Company Act) of the class to which the 12b-1 Plan applies.

All distribution fees paid by each Fund under the 12b-1 Plan will be paid in accordance with Rule 2830 of the NASD Regulation, Inc. (the "NASDR") Rules of Conduct, as such Rule may change from time to time. Pursuant to the 12b-1 Plan, the Board will review at least quarterly a written report of the distribution expenses incurred by the Distributor on behalf of the Class B and Class C shares of each Fund. In addition, as long as the 12b-1 Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company Act) of the Trust shall be made by the Trustees then in office who are not interested persons of the Trust.

Shareholder Services Plan. The Trust has adopted a Shareholder Services Plan (the "Services Plan") with respect to each Fund. The Distributor serves as the service provider under the Services Plan and, as such, receives any fees paid by each Fund pursuant to the Services Plan.

The Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Services Plan or in any agreement related to the Services Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the Services Plan for the Class A, Class B and Class C shares of each Fund. The initial shareholder of the Class A, Class B and Class C shares of each Fund approved the Services Plan covering each Class prior to offering those Classes to the public.

Under the Services Plan, Class A, Class B and Class C shares of each Fund will pay a continuing service fee to the Distributor or other service providers, in an amount, computed and prorated on a daily basis, equal to 0.25% per annum of the average daily net assets of Class A, Class B and Class C shares of each Fund. Such amounts are compensation for providing certain services to clients owning Class A, Class B or Class C shares of each Fund, including personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to each Fund, including responding to shareholder inquiries.

The Distributor. The Distributor may provide certain administrative services to each Fund on behalf of the Manager. The Distributor will also perform investment banking, investment advisory and brokerage services for persons other than the Funds, including issuers of securities in which the Funds may invest. These activities from time to time may result in a conflict of interests of the Distributor with those of the Funds, and may restrict the ability of the Distributor to provide services to the Funds.

The Custodian. Morgan Stanley Trust Company serves as principal Custodian of the Funds' assets, which are maintained at the Custodian's principal office and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians in compliance with Rule 17f-5 under the Investment Company Act. The Custodian, its branches and sub-custodians generally hold certificates for the securities in their custody, but may, in certain cases, have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.


                       Execution of Portfolio Transactions

In all purchases and sales of securities for each Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Agreement, the Manager determines which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute each Fund's portfolio transactions, subject to the instructions of, and review by, each Fund and the Board. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Manager or a Fund, a better price and execution can otherwise be obtained by using a broker for the transaction.

Each Fund contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. A Fund purchasing ADRs and EDRs may purchase those listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest may be traded in the over-the-counter markets.

Purchases of portfolio securities for each Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Manager will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by a Fund, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

Provided the Trust's officers are satisfied that a Fund is receiving the most favorable price and execution available, the Manager may also consider the sale of that Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions. The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by the NASDR.

While each Fund's general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to a Fund or to the Manager, even if the specific services were not imputed just to that Fund and may be lawfully and appropriately used by the Manager in advising other clients. The Manager considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by that Fund and the Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to that Fund or assist the Manager in carrying out its responsibilities to that Fund. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to a Fund.

Investment decisions for the Funds are made independently from those of other client accounts of the Manager or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for a Fund and for one or more of such client accounts. The Manager and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Manager has adopted allocation procedures to ensure the fair allocation of securities and prices between a Fund and the Manager's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Manager's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

To the extent any of the Manager's client accounts and a Fund seek to acquire the same security at the same general time (especially if the security is thinly traded or is a small cap stock), that Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, that Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security generally will be allocated between that Fund and all such client accounts in a manner deemed equitable by the Manager, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Manager. In many cases, a Fund's transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as that Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for that Fund.

The Manager's sell discipline for each Fund's investment in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Manager in determining the appropriate investment horizon.

Sell decisions at the country level are dependent on the results of the Manager's asset allocation model. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Manager's assumed time horizon in those countries. In addition, the rapid pace of privatization and initial public offerings creates a flood of new opportunities which must continually be assessed against current holdings.

At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and a declining financial flexibility may also signal a sell.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Funds. However, as stated above, Montgomery Securities may act as one of the Funds' brokers in the purchase and sale of portfolio securities, and other brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of a Fund for their customers.

Depending on the Manager's view of market conditions, a Fund may or may not purchase securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. A Fund may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.


                 Additional Purchase and Redemption Information

The Trust reserves the right in its sole discretion to (i) suspend the continued offering of each Fund's shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such suspension or rejection is in the best interest of a Fund.

When in the judgment of the Manager it is in the best interests of a Fund, an investor may purchase shares of that Fund by tendering payment in kind in the form of securities, provided that any such tendered securities are readily marketable, their acquisition is consistent with that Fund's investment objective and policies, and the tendered securities are otherwise acceptable to that Fund's Manager. For the purposes of sales of shares of a Fund for such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of that Fund are valued for the purpose of calculating the net asset value of that Fund's shares. A shareholder who purchases shares of a Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to that Fund and the purchase price of that Fund's shares acquired by the shareholder.

Payments to shareholders for shares of a Fund redeemed directly from that Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the prospectus, except that Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC (upon application by that Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of that Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of that Fund's shareholders.

Each Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, as described below or under abnormal conditions that make payment in cash unwise, each Fund may make payment partly in its portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although each Fund does not anticipate that it will normally make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, which require that each Fund pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of such period.

When in the judgment of the Manager it is in the best interests of a Fund, an investor may redeem shares of that Fund and receive securities from that Fund's portfolio selected by the Manager in its sole discretion, provided that such redemption is not expected to affect that Fund's ability to attain its investment objective or otherwise materially affect its operations. For the purposes of redemptions in kind, the redeemed securities shall be valued at the identical time and in the identical manner that the other portfolio securities are valued for purposes of calculating the net asset value of a Fund's shares.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

Retirement  Plans.  Shares  of each  Fund  are  available  for  purchase  by any
retirement  plan,   including  Keogh  plans,  401(k)  plans,  403(b)  plans  and individual retirement accounts ("IRAs").

For individuals who wish to purchase shares of a Fund through an IRA, there is available through each Fund a prototype individual retirement account and custody agreement. The custody agreement provides that DST Systems, Inc. will act as custodian under the plan, and will furnish custodial services for an annual maintenance fee per participating account of $10. (These fees are in addition to the normal custodian charges paid by each Fund and will be deducted automatically from each Participant's account.) For further details, including the right to appoint a successor custodian, see the plan and custody agreements and the IRA Disclosure Statement as provided by the Funds. An IRA that invests in shares of a Fund may also be used by employers who have adopted a Simplified Employee Pension Plan. Individuals or employers who wish to invest in shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

The IRA Disclosure Statement available from the Funds contains more information on the amount investors may contribute and the deductibility of IRA contributions. In summary, for tax years prior to January 1, 1998, an individual may make deductible contributions to the IRA of up to 100% of earned compensation, not to exceed $2,000 annually (or $4,000 to two IRAs if there is a non-working spouse). An IRA may be established whether or not the amount of the contribution is deductible. Generally, a full deduction for federal income tax purposes will only be allowed to taxpayers who meet one of the following two additional tests:

(A) the individual and the individual's spouse are each not an active participant in an employer's qualified retirement plan, or

(B) the individual's adjusted gross income (with some modifications) before the IRA deduction is (i) $40,000 or less for married couples filing jointly, or (ii) $25,000 or less for single individuals. The maximum deduction is reduced for a married couple filing jointly with a combined adjusted gross income (before the IRA deduction) between $40,000 and $50,000, and for a single individual with an adjusted gross income (before the IRA deduction) between $25,000 and $35,000.

It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant with respect to the requirements of such plans and the tax aspects thereof.


                        Determination of Net Asset Value

The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

As noted in the Prospectus, the net asset value of shares of the Funds generally will be determined at least once daily as of 4:00 P.M. (12:00 noon for the Money Market Funds), eastern time, (or earlier when trading closes earlier) on each day the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Funds may, but do not expect to, determine the net asset values of their shares on any day when the NYSE is not open for trading if there is sufficient trading in their portfolio securities on such days to affect materially per-share net asset value.

Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which a Fund's net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which a Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE which will not be reflected in the computation of that Fund's net asset value unless the Trustees or their delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

Generally, a Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Manager and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Board.

A Fund's securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange, are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by that Fund on the 60th day, based on the value determined on the 61st day.

Corporate  debt   securities,   mortgage-related   securities  and  asset-backed
securities held by a Fund are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service, approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board.

If any securities held by a Fund are restricted as to resale or do not have readily available market quotations, the Manager and the Trust's Pricing Committee determine their fair value, following procedures approved by the Board. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board in good faith will establish a conversion rate for such currency.

All other assets of each Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.


                              Principal Underwriter

The Distributor acts as each Fund's principal underwriter in a continuous public offering of each Fund's shares. The Distributor is currently registered as a broker-dealer with the SEC and in all 50 states, and is a member of most of the principal securities exchanges in the U.S. and is a member of the NASD. The Underwriting Agreement between each Fund and the Distributor is in effect for two years from when a Fund commences public offerings, and shall continue in effect thereafter for periods not exceeding one year if approved at least annually by (i) the Board or the vote of a majority of the outstanding securities of that Fund (as defined in the Investment Company Act), and (ii) a majority of the Trustees who are not interested persons of any such party, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated without penalty by the parties thereto upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act. There are no underwriting commissions paid with respect to sales of a Fund's shares.


                             Performance Information

As noted in the prospectus, each Fund may, from time to time, quote various performance figures in advertisements and investor communications to illustrate its past performance. Performance figures will be calculated separately for Class A, Class B and Class C.

Average Annual Total Return. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for a Fund will be accompanied by information on that Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from that Fund's inception of operations. Each Fund may also advertise aggregate and average total return information over different periods of time. Each Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC, expressed as follows:

                              P(1 + T)n=ERV

         Where:           P      =    a hypothetical initial payment of $1,000.
                          T      =    average annual total return.
                          n      =    number of years.

                          ERV    =    Ending  Redeemable Value of a hypothetical
                                      $1,000 investment made at the beginning of
                                      a 1-, 5- or  10-year  period at the end of
                                      each  respective   period  (or  fractional
                                      portion thereof), assuming reinvestment of
                                      all   dividends  and   distributions   and
                                      complete redemption of the hypothetical investment at the end of the measuring period.

Aggregate Total Return. Each Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in each Fund for the specified period and are computed by the following formula:

                              ERV - P
                              -------
                                 P


         Where:            P      =   a hypothetical initial payment of $10,000.
                           ERV    =   Ending  Redeemable Value of a hypothetical
                                      $10,000  investment  made at the beginning
                                      of a l-, 5- or  10-year  period at the end
                                      of  a  l-,  5-  or   10-year   period  (or
                                      fractional   portion  thereof),   assuming
                                      reinvestment    of   all   dividends   and
                                      distributions and complete redemption of the hypothetical investment at the end of the measuring period.

Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. The total return information also assumes cash investments and redemptions and, therefore, includes the applicable expense reimbursement fees discussed in the prospectus. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

Comparisons. To help investors better evaluate how an investment in a Fund might satisfy their investment objectives, advertisements and other materials regarding that Fund may discuss various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. The following publications, indices and averages may be used:

a)       Standard & Poor's 500 Composite Stock Index,  one or more of the Morgan
         Stanley  Capital  International   Indices,  and  one  or  more  of  the
         International Finance Corporation Indices.

b) Bank Rate Monitor--A weekly publication which reports various bank investments, such as certificate of deposit rates, average savings account rates and average loan rates.

c) Lipper Mutual Fund Performance Analysis and Lipper Fixed Income Fund Performance Analysis--A ranking service that measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of any applicable sales charges.

d) Salomon Brothers Bond Market Roundup--A weekly publication which reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets. This publication also summarizes changes in banking statistics and reserve aggregates.

In addition, one or more portfolio managers or other employees of the Manager may be interviewed by print media, such as by the Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding a Fund.

In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formulae used by a Fund to calculate its figures.

Each Fund may also publish its relative  rankings as determined  by  independent
mutual  fund  ranking  services  like  Lipper  Analytical  Services,   Inc.  and
Morningstar, Inc.

Investors should note that the investment results of each Fund will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

Reasons to Invest in the Funds. From time to time each Fund may publish or distribute information and reasons supporting the Manager's belief that a particular Fund may be appropriate for investors at a particular time. The information will generally be based on internally generated estimates resulting from the Manager's research activities and projections from independent sources. These sources may include, but are not limited to, Barings, The WEFA Group, Consensus Estimate, Datastream, Micropal, I/B/E/S Consensus Forecast, Worldscope and Reuters as well as both local and international brokerage firms. For example, a Fund may suggest that certain countries or areas may be particularly appealing to investors because of interest rate movements, increasing exports and/or economic growth.

Research. Largely inspired by its prior affiliate, Montgomery Securities--which has established a tradition for specialized research in emerging growth companies--the Manager has developed its own tradition of intensive research. The Manager has made intensive research one of the important characteristics of The Montgomery Partners Series style.

The portfolio managers for Montgomery Emerging Markets Focus Fund work extensively on developing an in-depth understanding of particular foreign markets and particular companies. And they very often discover that they are the first analysts from the United States to meet with representatives of foreign companies, especially those in emerging markets nations.

Extensive research into companies that are not well known--discovering new opportunities for investment--is a theme that may be used for each Fund.

In-depth research, however, goes beyond gaining an understanding of unknown opportunities. The portfolio analysts have also developed new ways of gaining information about well-known parts of the domestic market.

                               General Information

Investors in each Fund will be informed of each Fund's progress through periodic reports. Financial statements will be submitted to shareholders semi-annually, at least one of which will be certified by independent public accountants. Expenses incurred in connection with the establishment and registration of shares of any other funds constituting a separate series of the Trust will be assumed by each respective series. The expenses incurred in connection with the establishment and registration of shares of a Fund as a separate series of the Trust have been assumed by that Fund and are being amortized over a period of five years commencing with the date of that Fund's inception. The Manager has agreed, to the extent necessary, to advance the organizational expenses incurred by a Fund and will be reimbursed for such expenses after commencement of that Fund's operations. Investors purchasing shares of a Fund bear such expenses only as they are amortized daily against that Fund's investment income.

As noted above, Morgan Stanley and Trust Company (the "Custodian") acts as custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is the Fund's Master Transfer Agent. The Master Transfer Agent has delegated certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Fund's Transfer and Dividend Disbursing Agent.

[____________________],   [_____________________],   San  Francisco,  California
[______], are the independent auditors for the Funds.

The validity of shares offered hereby will be passed on Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104.

Among the Trustees' powers enumerated in the Declaration of Trust is the authority to terminate the Trust or any series of the Trust, or to merge or consolidate the Trust or one or more of its series with another trust or company without the need to seek shareholder approval of any such action.

The Trust is registered with the Securities and Exchange Commission as a non-diversified management investment company, although each Fund is a diversified series of the Trust. Such a registration does not involve supervision of the management or policies of each Fund. The prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement may be obtained from the SEC upon payment of the prescribed fee.


                              Financial Statements

Each Fund has recently commenced operations and, therefore, has not yet prepared financial statements for public distribution.

                                    Appendix

Description ratings for Standard & Poor's Ratings Group ("S&P"); Moody's Investors Service, Inc., ("Moody's"), Fitch Investors Service, L.P. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff & Phelps").

Standard & Poor's Rating Group

Bond Ratings

         AAA Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

         BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

         CCC Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

         C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-rating.

         D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

         A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues carrying this designation are regarded as having only speculative capacity for timely payment.

         C This designation is assigned to short-term obligations with doubtful capacity for payment.

         D Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.


Moody's Investors Service, Inc.

Bond Ratings

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         B Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.


Commercial Paper Ratings

         The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.


Fitch Investors Service, L.P.

Bond Ratings

         The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

         AAA Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds rated C are in imminent default in payment of interest or principal.

         DDD, DD and D   Bonds  rated  DDD,  DD and D are in actual  default  of
                  interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

         Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.


Short-Term Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+     Exceptionally  strong  credit  quality.  Issues  assigned this
                  rating  are  regarded  as  having  the  strongest   degree  of
                  assurance for timely payment.

         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.

         F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-l+ and F-1 categories.

         F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-S Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D Default. Issues assigned this rating are in actual or imminent payment default.

Duff & Phelps Credit Rating Co.

Bond Ratings

         AAA Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         BBB Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. There may be considerable variability in risk for bonds in this category during economic cycles.

         BB Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

         B Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

         CCC Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

         DD       Defaulted  debt   obligations.   Issuer  has  failed  to  meet
                  scheduled principal and/or interest payments.

         Plus (+) and minus () signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.


Commercial Paper Ratings

         Duff-1 The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

         Duff-2 Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

         Duff-3 Paper rated Duff-3 is regarded as having satisfactory liquidity and other protection factors. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Duff-4 Paper rated Duff-4 is regarded as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         Duff-5 Paper rated Duff-5 is in default. The issuer has failed to meet scheduled principal and/or interest payments.

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION


               ---------------------------------------------------

                             THE MONTGOMERY FUNDS II
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------

Item 24. Financial Statements and Exhibits

         (a)      For  Montgomery   Institutional   Series:   Emerging   Markets
                  Portfolio:

                  (1) Portfolio Investments as of June 30, 1997; Statement of Assets and Liabilities as of June 30, 1997; Statement of
                  Operations for the Year Ended June 30, 1997; Statement of Changes in Net Assets for the year ended June 30, 1997; Financial Highlights for a Fund share outstanding throughout each year, including the year ended June 30, 1997; Notes to Financial Statements; Independent Auditor's Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of Montgomery Institutional Series: Emerging Markets Portfolio for the year ended June 30, 1997.

         (b)      For Montgomery U.S. Asset Allocation Fund:

                  (1) Portfolio Investments as of June 30, 1997; Statement of Assets and Liabilities as of June 30, 1997; Statement of
                  Operations for the Year Ended June 30, 1997; Statement of Changes in Net Assets for the year ended June 30, 1997; Financial Highlights for a Fund share outstanding throughout each year, including the year ended June 30, 1997; Notes to Financial Statements; Independent Auditors' Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of Montgomery Asset Allocation Fund for the year ended June 30, 1997.

         (c)      Exhibits:

                  (1)      Amended and Restated  Agreement  and  Declaration  of
                           Trust.D

                  (2)      Amended and Restated By-Laws.D

                  (3)      Voting Trust Agreement - Not applicable.

                  (4)      Specimen Share Certificate - Not applicable.

                  (5)      Form of Investment Management Agreement.G

                  (6)      Form of Underwriting Agreement.G

                  (7)      Benefit Plan(s) - Not applicable.

                  (8)      Custodian Agreement.E


------------------

A Previously filed as part of Pre-Effective Amendment No. 2 to the Registration Statement, filed on November 24, 1993.
B Previously filed as part of the Registration Statement, filed on October 1, 1993.
C Previously filed as part of Pre-Effective Amendment No. 1 to the Registration Statement, filed on November 15, 1993.
D Previously filed as part of Post-Effective Amendment No. 9 to the Registration Statement, filed on November 1, 1994.
E Previously filed as part of Post-Effective Amendment No. 11 to the Registration Statement, filed on March 31, 1995.
F Previously filed as part of Post-Effective Amendment No. 14 to the Registration Statement, filed on September 13, 1995.
G Previously filed as part of Post-Effective Amendment No. 22 to the Registration Statement, filed on July 31, 1997.

                  (9)(A)   Administrative Services Agreement.G

                  (9)(B)   Form of Multiple Class Plan.F

                  (9)(C)   Form of Shareholder Services Plan.F

                  (10) Consent and Opinion of Counsel as to legality of shares.C

                  (11)     Consent of Independent Auditors - Not applicable.

                  (12) Financial Statements omitted from Item 23 - Not applicable.

                  (13)     Form of Subscription Agreement for initial shares.C

                  (14)     Model Retirement Plan Documents - Not applicable.

                  (15)     Form of Share Marketing Plan (Rule 12b-1 Plan)G

                  (16)(A)  Performance Computation for Montgomery  Institutional
                           Series: Emerging Markets Portfolio.E

                  (16)(B) Performance Computation for Montgomery U.S. Asset Allocation Fund.E

                  (27) Financial Data Schedule is incorporated by reference to Form N-SAR filed for the period ended December 31, 1996.


------------------

A Previously filed as part of Pre-Effective Amendment No. 2 to the Registration Statement, filed on November 24, 1993.
B Previously filed as part of the Registration Statement, filed on October 1, 1993.
C Previously filed as part of Pre-Effective Amendment No. 1 to the Registration Statement, filed on November 15, 1993.
D Previously filed as part of Post-Effective Amendment No. 9 to the Registration Statement, filed on November 1, 1994.
E Previously filed as part of Post-Effective Amendment No. 11 to the Registration Statement, filed on March 31, 1995.
F Previously filed as part of Post-Effective Amendment No. 14 to the Registration Statement, filed on September 13, 1995.
G Previously filed as part of Post-Effective Amendment No. 22 to the Registration Statement, filed on July 31, 1997.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

         Montgomery Asset Management, LLC, a Delaware limited company, is the manager of each series of the Registrant, of The Montgomery Funds, a Delaware business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management LLC is a subsidiary of Commerzbank AG based in Frankfurt. The Registrant, The Montgomery Funds and The Montgomery Funds III are deemed to be under the common control of each of those two entities.

Item 26.  Number of Holders of Securities


                                                                                Number of Record Holders
         Title of Class                                                         as of November 28, 1997
         --------------                                                         ------------------------
         Montgomery Institutional Series:  Emerging Markets Portfolio                    33
         Montgomery U.S. Asset Allocation Fund                                        8,924



Item 27.  Indemnification

         Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.


         Effective July 31, 1997, MAM, L.P. completed the sale of substantially all of its assets to the current investment manager -- Montgomery Asset Management, LLC (AMAM, LLC@), a subsidiary of Commerzbank AG. Information about the officers and directors of MAM, LLC is provided below. The address for the following is 101 California Street, San Francisco, California 94111.

         R. Stephen Doyle           Chairman of the Board of Directors and Chief
                                      Executive Officer
         Mark B. Geist              President and Director
         John T. Story              Executive Vice President
         David E. Demarest          Chief  Administrative  Officer and  Managing
                                      Director

The following directors of MAM, LLC also are officers of Commerzbank AG. The address for the following is Neue Mainzer Strasse 32-36, Frankfurt am Main, Germany

         Heinz Josef Hockmann       Director of MAM, LLC
         Dietrich-Kurt Frowein      Director of MAM, LLC
         Andreas Kleffel            Director of MAM, LLC

         Before July 31, 1997, Montgomery Securities, which is a broker-dealer and the prior principal underwriter of The Montgomery Funds, was the sole limited partner of the prior investment manager, Montgomery Asset Management, L.P. (MAM, L.P.). The general partner of MAM, L.P. was a corporation, Montgomery Asset Management, Inc. (MAM, Inc.), certain of the officers and directors of which now serve in similar capacities for MAM, LLC.


Item 29. Principal Underwriter

                  (a)      Funds Distributor, inc. currently acts as distributor for:
                                    BJB Investment Funds
                                    Burridge funds
                                    The Brinson Funds
                                    Fremont Mutual Funds, Inc.
                                    Harris Insight Funds Trust
                                    HT Insight Funds, Inc. d/b/a Harris Insight Funds
                                    The JPM Advisor Funds
                                    The JPM Institutional Funds
                                    The JPM Poerpoint Funds
                                    The JPM Series Trust
                                    The JPM Series Trust II
                                    LKCM Fund
                                    Monetta Trust
                                    The Munder Framlington Funds Trust
                                    The Munder Funds Trust
                                    The Munder Funds, Inc
                                    Orbitex Group of Funds
                                    The PanAgora Institutional Funds
                                    RCM Capital Funds, Inc.
                                    RCM Equity Funds, Inc.
                                    St. Clair Funds, Inc.
                                    The Skyline Funds
                                    Waterhouse Investors Cash Management Fund, Inc.
                                    WEBS Index Fund, Inc.

Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.


                  (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.:

                  Director, President and Chief            Marie E. Connolly
                    Executive Officer
                  Executive Vice President                 Richard W. Ingram
                  Executive Vice President                 Donald R. Robertson
                  Senior Vice President                    Michael S. Petrucelli
                  Director, Senior Vice President          Joseph F. Tower, III
                    Treasurer and Chief Financial
                    Officer
                  Senior Vice President                    Paula R. David
                  Senior Vice President                    Bernard A. Whalen
                  Director                                 William J. Nutt

                  (c)      Not Applicable.


Item 30.  Location of Accounts and Records.

         The accounts,  books, or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, DST Systems, Inc., P.O. Box 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)),
which will be kept by the Registrant at 600 Montgomery Street, San Francisco, California 94111.

Item 31.  Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 32.  Undertakings.

                  (a)      Not applicable.

                  (b) Registrant hereby undertakes to file a post-effective amendment including financial statements for the Montgomery Long-Short Fund and Montgomery Concentrated Emerging Markets Fund, which need not be certified, within four to six months from the effective date of the Regisatrant's 1933 Act regfistration statement as to those series.

                  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to Shareholders, upon request and without charge.

                  (d) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on the 29th day of December, 1997.



                                                   THE MONTGOMERY FUNDS II


                                                   By:  Richard W. Ingram*
                                                        ------------------------
                                                        Richard W. Ingram
                                                        President and Treasurer
                                                        (Principal Executive
                                                        Officer and Principal
                                                        Accounting and Financial
                                                        Officer)



Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



R. Stephen Doyle *                Trustee                    December 29, 1997
------------------
R. Stephen Doyle


Andrew Cox *                      Trustee                    December 29, 1997
--------------------
Andrew Cox


Cecilia H. Herbert *              Trustee                    December 29, 1997
--------------------
Cecilia H. Herbert


John A. Farnsworth *              Trustee                    December 29, 1997
--------------------
John A. Farnsworth



* By:     /s/ Julie Allecta
          --------------------------------
         Julie  Allecta,   Attorney-in-Fact
         pursuant  to  Powers  of  Attorney previously filed.